UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/19

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

THE COMMERCE FUNDS Annual Report | October 31, 2019 Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the The Commerce Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from The Commerce Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the The Commerce Funds’ website (www.commercefunds.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Commerce Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or by calling 1-800-995-6365. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. You may also inform the The Commerce Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-995-6365. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary. You must provide separate instructions to each of your financial intermediaries.

For Your Life’s Direction At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you. We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life. Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds. THE COMMERCE FUNDS RISK/REWARD LANDSCAPE POTENTIAL REWARD RISK Short-Term Government Bond National Tax-Free Intermediate Bond Missouri Tax-Free Intermediate Bond Kansas Tax-Free Intermediate Bond Value Growth MidCap Growth In general, greater returns are associated with greater risks and increased risks create the potential for greater losses. The reports concerning The Commerce Funds portfolios (each a “Fund” and together, the “Funds”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2019 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2019. Using a predominantly quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stocks of companies that have had below average price volatility in the past.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had an annual return of 19.10% for the 12-month period ended October 31, 2019, outperforming the Russell 1000 Growth Index (the “Index”), which returned 17.10% for the same period. Technology stocks were once again the drivers of the Index’s performance, as the sector, which makes up 37.60% of the Index, was up 22.3% for the period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its portfolio holdings in the information technology sector to 36.0% from 32.5% during the period, thus reducing the Fund’s underweight to the sector relative to the Index. The information technology sector was the third best-performing sector for the period (up 22.3%) and the Fund saw attractive opportunities to increase its exposure to the sector. The Fund also decreased its portfolio holdings in the consumer staples sector to 3.4% from 7.2%, establishing an underweight position to the sector through the sale of Constellation Brands, Colgate-Palmolive, and Kimberly-Clark.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Stock selection in the industrials sector, which constitutes 11% of the Index, was the largest contributor to the Fund’s relative performance for the period. The Fund’s industrials sector holdings returned 22.3% versus the 14.2% return of the industrials sector component of the Index. The Fund’s top performers in the industrials sector were Northrop Grumman Corporation and Armstrong World Industries, up 48% and 44%, respectively.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s underweight position in the information technology sector, specifically its underweight in semi-conductor stocks, caused some of the Fund’s underperformance for the period. The Fund didn’t own some of the information technology sector’s best performing semi-conductor stocks, such as Lam Research Corporation (up 96%), KLA Corporation (up 90%), and Advanced Micro Devices (up 86%), which hurt relative performance.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return(c)	Index

Growth Fund	19.10%	17.10%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2019(b)

Standardized Average Annual Total Return through September 30, 2019(b)	One Year	Five Years	Ten Years

Growth Fund(a)	8.19%	14.14%	14.03%

Russell 1000® Growth Index(c)	3.71%	13.39%	14.94%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

Growth Fund(a)	19.10%	13.77%	14.37%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

Growth Fund	0.77%	0.77%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above charts. Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2019) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2019

Shares	Description	Value

Common Stocks – 96.6%
Aerospace & Defense – 1.1%
4,945	Lockheed Martin Corp.	$ 1,862,683

Beverages – 2.3%
14,295	PepsiCo, Inc.	1,960,845
35,625	The Coca-Cola Co.	1,939,069

		3,899,914

Biotechnology – 1.2%
9,920	Amgen, Inc.	2,115,440

Building Products – 1.9%
16,525	Armstrong World Industries, Inc.	1,545,583
6,680	Lennox International, Inc.	1,652,365

		3,197,948

Capital Markets – 4.4%
13,600	Cboe Global Markets, Inc.	1,566,040
20,665	Intercontinental Exchange, Inc.	1,949,123
16,885	T. Rowe Price Group, Inc.	1,955,283
46,170	The Charles Schwab Corp.	1,879,581

		7,350,027

Chemicals – 3.3%
9,785	Ecolab, Inc.	1,879,405
23,530	RPM International, Inc.	1,704,278
3,555	The Sherwin-Williams Co.	2,034,597

		5,618,280

Commercial Services & Supplies – 2.2%
47,162	Rollins, Inc.	1,797,344
16,945	Waste Management, Inc.	1,901,398

		3,698,742

Communications Equipment – 1.1%
40,535	Cisco Systems, Inc.	1,925,818

Diversified Consumer Services – 0.9%
33,680	Service Corp. International	1,531,766

Electrical Equipment – 2.0%
17,535	AMETEK, Inc.	1,607,083
9,895	Rockwell Automation, Inc.	1,701,841

		3,308,924

Electronic Equipment, Instruments & Components – 2.1%
20,255	Amphenol Corp. Class A	2,032,184
29,390	FLIR Systems, Inc.	1,515,349

		3,547,533

Entertainment* – 2.0%
23,795	Live Nation Entertainment, Inc.	1,677,547
267,045	Zynga, Inc. Class A	1,647,668

		3,325,215

Equity Real Estate Investment Trusts (REITs) – 2.2%
13,785	Crown Castle International Corp.	1,913,220
7,860	Public Storage	1,751,680

		3,664,900

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.5%
23,295	Abbott Laboratories	$ 1,947,695
7,670	Becton Dickinson & Co.	1,963,520
8,855	Stryker Corp.	1,915,071

		5,826,286

Health Care Providers & Services – 2.3%
9,555	Laboratory Corp. of America Holdings*	1,574,377
9,270	UnitedHealth Group, Inc.	2,342,529

		3,916,906

Hotels, Restaurants & Leisure – 4.4%
15,760	Marriott International, Inc. Class A	1,994,428
9,070	McDonald’s Corp.	1,784,069
21,515	Starbucks Corp.	1,819,308
17,315	Yum! Brands, Inc.	1,761,109

		7,358,914

Industrial Conglomerates – 2.3%
11,575	Honeywell International, Inc.	1,999,350
5,425	Roper Technologies, Inc.	1,828,008

		3,827,358

Interactive Media & Services* – 6.9%
5,620	Alphabet, Inc. Class A	7,074,456
23,570	Facebook, Inc. Class A	4,517,190

		11,591,646

Internet & Direct Marketing Retail* – 4.3%
4,065	Amazon.com, Inc.	7,222,123

IT Services – 13.1%
11,945	Automatic Data Processing, Inc.	1,937,837
12,670	Broadridge Financial Solutions, Inc.	1,586,537
14,575	Fidelity National Information Services, Inc.	1,920,402
18,570	Fiserv, Inc.*	1,971,020
6,680	FleetCor Technologies, Inc.*	1,965,390
10,925	Jack Henry & Associates, Inc.	1,546,543
9,095	Mastercard, Inc. Class A	2,517,587
23,465	Paychex, Inc.	1,962,613
18,540	PayPal Holdings, Inc.*	1,930,014
8,460	VeriSign, Inc.*	1,607,569
17,470	Visa, Inc. Class A	3,124,684

		22,070,196

Life Sciences Tools & Services – 3.1%
20,820	Agilent Technologies, Inc.	1,577,115
2,320	Mettler-Toledo International, Inc.*	1,635,461
6,850	Thermo Fisher Scientific, Inc.	2,068,563

		5,281,139

Machinery – 2.2%
12,485	Illinois Tool Works, Inc.	2,104,721
13,720	The Middleby Corp.*	1,659,434

		3,764,155

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Media – 1.1%
42,105	Comcast Corp. Class A	$ 1,887,146

Multiline Retail – 1.2%
12,230	Dollar General Corp.	1,960,958

Personal Products – 1.1%
9,980	The Estee Lauder Cos., Inc. Class A	1,858,975

Pharmaceuticals – 1.2%
14,865	Johnson & Johnson	1,962,775

Road & Rail – 1.2%
11,855	Union Pacific Corp.	1,961,528

Semiconductors & Semiconductor Equipment – 1.1%
15,110	Texas Instruments, Inc.	1,782,829

Software – 12.3%
6,965	Adobe, Inc.*	1,935,782
7,360	ANSYS, Inc.*	1,620,304
33,025	CDK Global, Inc.	1,669,083
16,710	Citrix Systems, Inc.	1,819,051
19,755	Manhattan Associates, Inc.*	1,480,637
73,200	Microsoft Corp.	10,494,684
7,635	Palo Alto Networks, Inc.*	1,736,123

		20,755,664

Specialty Retail – 1.2%
8,465	The Home Depot, Inc.	1,985,720

Technology Hardware, Storage & Peripherals – 6.3%
42,495	Apple, Inc.	10,571,056

Textiles, Apparel & Luxury Goods – 1.1%
21,255	Nike, Inc. Class B	1,903,385

TOTAL COMMON STOCKS
(Cost $113,596,477)		$162,535,949

Exchange Traded Fund – 2.1%
21,025	iShares Russell 1000 Growth ETF
(Cost $3,376,992)		$ 3,451,044

Shares	Dividend Rate	Value

Investment Company – 1.3%
State Street Institutional US Government Money Market Fund — Premier Class
2,136,113	1.741%	$2,136,113
(Cost $2,136,113)

TOTAL INVESTMENTS – 100.0%
(Cost $119,109,582)		$168,123,106

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		55,955

NET ASSETS – 100.0%		$168,179,061

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

Information Technology	36.0%	32.5%
Consumer Discretionary	13.0	13.6
Industrials	12.9	14.0
Health Care	11.4	12.6
Communication Services	10.0	7.7
Financials	4.4	4.8
Consumer Staples	3.4	7.2
Materials	3.3	5.4
Real Estate	2.2	—
Exchange-Traded Funds	2.1	1.3
Investment Company	1.3	—
Repurchase Agreement	—	0.9

TOTAL INVESTMENTS	100.0%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2019. Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stocks within the Russell 1000® Value Index (“Index”) universe that have an above average dividend yield, as determined by the Adviser.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 14.65% over the 12-month period ended October 31, 2019, outperforming the Index, which returned 11.21% for the same period. Stock selection had the greatest positive effect on the Fund outperformance over the year, while sector allocation was the primary detractor from the Fund’s performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were a few adjustments made to the Fund’s sector allocations during the 12-month period. The information technology sector moved from 5.6% to 7.5% of the Fund’s portfolio with the purchase of Intel Corporation. In addition, the real estate sector went from 0.0% to 3.9% of the Fund’s portfolio with the purchase of Highwoods Properties, Inc. These increases helped the Fund to outperform the Index, as both the technology and real estate sectors were among the top performing sectors for the year. The largest sector reduction in the Fund’s portfolio during the period was made in the financials sector, which moved from 26.6% to 20.4% of the Fund’s portfolio with the sale of Aflac Incorporated, Arthur J. Gallagher & Co., BB&T Corporation, and Ameriprise Financial, Inc. In addition, the Fund’s allocation to the energy sector was reduced from 11.4% to 8.8% during the period, with the sale of Occidental Petroleum Corp. The financials and energy sectors returned 10.54% and -12.53%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund benefited from security selection within the consumer staples sector, with overweight positions to Procter & Gamble, PepsiCo, Inc., and Kimberly-Clark Corporation returning 44.35%, 25.79%, and 31.64%, respectively, during the period. Additionally, security selection within the energy sector helped the Fund to outperform the Index, with overweight positions to Chevron Corporation and ONEOK, Inc. returning 8.22% and 12.22%, respectively, while the energy sector returned -12.53% for the period. Further positive performance was captured by the Fund’s allocation to Target Corporation in the consumer discretionary sector, which returned 58.20% for the period. The Fund had a 1.9% allocation to Target Corporation while the Index had only a 0.4% weight of the stock during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s sector allocation was the primary detractor of performance. The real estate sector, which was 5.5% of the Index, was the top performing sector during the period, returning 25.09% for the 12 months ended October 31, 2019. However, the Fund’s underweight position in the real estate sector, at 3.9%, detracted from performance. In addition, the utilities sector, which was 6.8% of the Index, was the second best performing sector during the period, returning 23.02%. The Fund’s underweight position of 3.9% in the utilities sector also detracted from performance for the year.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE VALUE FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return(c)	Index

Value Fund	14.65%	11.21%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2019(b)

Standardized Average Annual Total Return through September 30, 2019(b)	One Year	Five Years	Ten Years

Value Fund(a)	8.72%	9.63%	12.68%

Russell 1000® Value Index(c)	4.00%	7.79%	11.46%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

Value Fund(a)	14.65%	9.40%	13.02%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

Value Fund	0.71%	0.80%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2019) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2019

Shares	Description	Value

Common Stocks – 94.7%
Aerospace & Defense – 1.8%
13,750	Lockheed Martin Corp.	$ 5,179,350

Air Freight & Logistics – 1.8%
45,000	United Parcel Service, Inc. Class B	5,182,650

Banks – 10.3%
68,000	JPMorgan Chase & Co.	8,494,560
338,000	People’s United Financial, Inc.	5,465,460
96,500	U.S. Bancorp.	5,502,430
193,000	Wells Fargo & Co.	9,964,590

		29,427,040

Beverages – 3.7%
98,000	Molson Coors Brewing Co. Class B	5,166,560
39,500	PepsiCo, Inc.	5,418,215

		10,584,775

Biotechnology – 4.9%
41,500	Amgen, Inc.	8,849,875
81,500	Gilead Sciences, Inc.	5,192,365

		14,042,240

Capital Markets – 6.5%
12,000	BlackRock, Inc.	5,540,400
38,000	CME Group, Inc.	7,818,500
46,500	T. Rowe Price Group, Inc.	5,384,700

		18,743,600

Communications Equipment – 1.8%
109,500	Cisco Systems, Inc.	5,202,345

Containers & Packaging – 3.9%
132,000	International Paper Co.	5,765,760
93,000	Sonoco Products Co.	5,366,100

		11,131,860

Distributors – 2.0%
55,500	Genuine Parts Co.	5,693,190

Diversified Telecommunication Services – 4.8%
218,000	AT&T, Inc.	8,390,820
90,000	Verizon Communications, Inc.	5,442,300

		13,833,120

Electric Utilities – 2.0%
24,000	NextEra Energy, Inc.	5,720,160

Electrical Equipment – 2.0%
83,000	Emerson Electric Co.	5,822,450

Equity Real Estate Investment Trusts (REITs) – 3.9%
119,500	Highwoods Properties, Inc.	5,592,600
60,500	WP Carey, Inc.	5,569,630

		11,162,230

Health Care Providers & Services – 2.0%
84,500	CVS Health Corp.	5,609,955

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.7%
25,500	McDonald’s Corp.	$ 5,015,850

Household Products – 3.8%
40,000	Kimberly-Clark Corp.	5,315,200
44,000	The Procter & Gamble Co.	5,478,440

		10,793,640

Industrial Conglomerates – 1.9%
32,500	3M Co.	5,362,175

Insurance – 3.6%
112,500	MetLife, Inc.	5,263,875
95,000	Principal Financial Group, Inc.	5,071,100

		10,334,975

IT Services – 1.9%
65,000	Paychex, Inc.	5,436,600

Machinery – 2.0%
41,500	Caterpillar, Inc.	5,718,700

Multi-Utilities – 1.9%
66,500	Dominion Energy, Inc.	5,489,575

Multiline Retail – 3.8%
110,500	Kohl’s Corp.	5,664,230
50,000	Target Corp.	5,345,500

		11,009,730

Oil, Gas & Consumable Fuels – 8.8%
87,000	Chevron Corp.	10,104,180
149,000	Exxon Mobil Corp.	10,067,930
72,000	ONEOK, Inc.	5,027,760

		25,199,870

Pharmaceuticals – 8.2%
62,000	Johnson & Johnson	8,186,480
64,000	Merck & Co., Inc.	5,546,240
258,000	Pfizer, Inc.	9,899,460

		23,632,180

Semiconductors & Semiconductor Equipment – 3.8%
104,500	Intel Corp.	5,907,385
41,500	Texas Instruments, Inc.	4,896,585

		10,803,970

Specialty Retail – 1.9%
23,500	The Home Depot, Inc.	5,512,630

TOTAL COMMON STOCKS
(Cost $237,132,277)		$271,644,860

Exchange Traded Fund – 3.4%
75,000	iShares Russell 1000 Value Index Fund
(Cost $9,517,142)		$ 9,755,250

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Dividend Rate	Value

Investment Company – 1.5%
State Street Institutional US Government Money Market Fund — Premier Class
4,396,208	1.741%	$ 4,396,208
(Cost $4,396,208)

TOTAL INVESTMENTS – 99.6%
(Cost $251,045,627)		$285,796,318

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,185,492

NET ASSETS – 100.0%		$286,981,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

Financials	20.4%	26.6%
Health Care	15.1	15.6
Industrials	9.5	8.7
Consumer Discretionary	9.5	8.3
Energy	8.8	11.4
Information Technology	7.5	5.6
Consumer Staples	7.4	8.1
Communication Services	4.8	4.9
Utilities	3.9	4.0
Real Estate	3.9	—
Materials	3.9	3.8
Exchange Traded Fund	3.4	2.7
Investment Company	1.5	—
Repurchase Agreement	—	0.3

TOTAL INVESTMENTS	99.6%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2019. Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stock of companies that have had below-average price volatility in the past.

A conversation with Joe Williams, Portfolio Manager of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had an annual return of 19.76% for the 12-month period ended October 31, 2019, outperforming the Russell MidCap Growth Index (the “Index”), which returned 18.93% for the same period. Technology and industrial sector stocks, which account for 50% of the securities included in the Index (of the Index’s market cap), were up 27% and 22%, respectively, pushing the Index to all-time-highs during the period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its portfolio holdings in the information technology sector to 31.5% from 26.8% during the period, thus reducing the Fund’s underweight to the sector relative to the Index. The Fund also decreased its holdings in the consumer discretionary sector to 14.2% from 18.8%, establishing an underweight position to the sector primarily through selling retail stocks such as Ross Stores, Carter’s, Tiffany & Co, and Best Buy.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s stock selection and overweight position in the industrials sector were the largest contributors to relative Fund performance for the year. The Fund’s industrials sector holdings were up 24.2%, outperforming the 21.6% return of the industrials sector component of the Index. The

Fund’s approximately 3% overweight to the industrials sector also helped its performance relative to the Index.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Stock selection in the financials sector hurt the Fund’s relative performance. The Fund’s financials sector stocks were up 13.2%, underperforming the 19.8% return of the industrials sector component of the Index. Fund holdings of Comerica Incorporated (down 16.8%), Eaton Vance Corp (down 7.1%) and Northern Trust Corp (down 5.2%) were the primary detractors from the Fund’s relative performance in the financials sector.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return(c)	Index

MidCap Growth	19.76%	18.93%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2019(b)

Standardized Average Annual Total Return through September 30, 2019(b)	One Year	Five Years	Ten Years

MidCap Growth(a)	9.37%	12.65%	13.57%

Russell MidCap® Growth Index(c)	5.20%	11.12%	14.08%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

MidCap Growth(a)	19.76%	11.96%	14.10%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

MidCap Growth	0.84%	0.84%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense limitations) and gross (before applicable fee waivers and/or expense limitations), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2019) and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2019

Shares	Description	Value

Common Stocks – 95.4%
Aerospace & Defense – 2.4%
21,110	HEICO Corp.	$ 2,603,707
5,160	TransDigm Group, Inc.	2,715,605

		5,319,312

Air Freight & Logistics – 1.0%
30,695	CH Robinson Worldwide, Inc.	2,321,770

Airlines* – 1.2%
29,680	United Airlines Holdings, Inc.	2,696,131

Banks – 1.2%
41,245	Comerica, Inc.	2,698,248

Biotechnology* – 1.2%
36,650	BioMarin Pharmaceutical, Inc.	2,683,147

Building Products – 1.2%
28,130	Armstrong World Industries, Inc.	2,630,999

Capital Markets – 4.7%
9,695	FactSet Research Systems, Inc.	2,457,876
16,820	Morningstar, Inc.	2,722,149
11,430	MSCI, Inc.	2,681,021
22,460	T. Rowe Price Group, Inc.	2,600,868

		10,461,914

Chemicals – 1.3%
38,540	RPM International, Inc.	2,791,452

Commercial Services & Supplies – 1.3%
77,722	Rollins, Inc.	2,961,985

Communications Equipment – 1.2%
15,975	Motorola Solutions, Inc.	2,656,962

Containers & Packaging – 1.2%
64,225	Sealed Air Corp.	2,682,678

Distributors – 1.3%
13,885	Pool Corp.	2,879,749

Diversified Consumer Services – 2.3%
17,225	Bright Horizons Family Solutions, Inc.*	2,558,257
55,710	Service Corp. International	2,533,691

		5,091,948

Diversified Financial Services – 1.2%
49,570	Voya Financial, Inc.	2,674,797

Electrical Equipment – 2.5%
29,665	AMETEK, Inc.	2,718,797
15,975	Rockwell Automation, Inc.	2,747,540

		5,466,337

Electronic Equipment, Instruments & Components – 3.8%
28,250	Amphenol Corp. Class A	2,834,323
23,185	CDW Corp.	2,965,593
50,945	FLIR Systems, Inc.	2,626,724

		8,426,640

Shares	Description	Value

Common Stocks – (continued)
Entertainment* – 2.4%
37,565	Live Nation Entertainment, Inc.	$ 2,648,333
454,985	Zynga, Inc. Class A	2,807,257

		5,455,590

Equity Real Estate Investment Trusts (REITs) – 3.5%
22,835	Extra Space Storage, Inc.	2,563,685
33,535	Lamar Advertising Co. Class A	2,683,135
10,790	SBA Communications Corp.	2,596,614

		7,843,434

Food Products – 1.2%
16,740	McCormick & Co., Inc.	2,689,951

Health Care Equipment & Supplies – 3.5%
8,705	The Cooper Cos., Inc.	2,533,155
22,565	Varian Medical Systems, Inc.*	2,726,078
18,075	West Pharmaceutical Services, Inc.	2,599,908

		7,859,141

Health Care Providers & Services – 2.2%
6,270	Chemed Corp.	2,469,816
15,360	Laboratory Corp. of America Holdings*	2,530,867

		5,000,683

Health Care Technology – 1.2%
39,270	Cerner Corp.	2,635,802

Hotels, Restaurants & Leisure – 5.0%
10,920	Domino’s Pizza, Inc.	2,966,090
33,015	Dunkin’ Brands Group, Inc.	2,595,639
27,960	Hilton Worldwide Holdings, Inc.	2,711,002
136,525	The Wendy’s Co.	2,891,600

		11,164,331

Household Products – 1.2%
36,840	Church & Dwight Co., Inc.	2,576,590

IT Services – 15.5%
29,170	Akamai Technologies, Inc.*	2,523,205
42,985	Black Knight, Inc.*	2,759,637
37,610	Booz Allen Hamilton Holding Corp.	2,646,616
21,480	Broadridge Financial Solutions, Inc.	2,689,725
18,570	Euronet Worldwide, Inc.*	2,601,100
25,530	Fiserv, Inc.*	2,709,754
9,190	FleetCor Technologies, Inc.*	2,703,882
19,335	Gartner, Inc.*	2,979,137
40,600	GoDaddy, Inc. Class A*	2,640,218
18,125	Jack Henry & Associates, Inc.	2,565,775
32,475	Paychex, Inc.	2,716,209
13,850	VeriSign, Inc.*	2,631,777
13,040	WEX, Inc.*	2,466,907

		34,633,942

Leisure Equipment & Products – 1.0%
22,130	Hasbro, Inc.	2,153,470

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 3.6%
34,475	Agilent Technologies, Inc.	$ 2,611,481
13,380	Bio-Techne Corp.	2,785,315
3,720	Mettler-Toledo International, Inc.*	2,622,377

		8,019,173

Machinery – 7.1%
37,910	Fortive Corp.	2,615,790
56,565	Graco, Inc.	2,556,738
15,635	IDEX Corp.	2,431,711
18,080	Nordson Corp.	2,835,125
22,155	The Middleby Corp.*	2,679,647
36,045	The Toro Co.	2,780,151

		15,899,162

Media – 1.0%
60,545	CBS Corp. Class B	2,182,042

Multiline Retail – 1.2%
16,890	Dollar General Corp.	2,708,143

Professional Services* – 1.1%
4,525	CoStar Group, Inc.	2,486,578

Road & Rail – 1.2%
23,435	Landstar System, Inc.	2,651,670

Semiconductors & Semiconductor Equipment – 2.4%
57,350	Entegris, Inc.	2,752,800
44,380	Maxim Integrated Products, Inc.	2,603,331

		5,356,131

Software – 8.6%
12,570	ANSYS, Inc.*	2,767,285
40,060	Cadence Design Systems, Inc.*	2,617,921
27,495	Citrix Systems, Inc.	2,993,106
12,685	Palo Alto Networks, Inc.*	2,884,442
19,310	Synopsys, Inc.*	2,621,333
80,660	Teradata Corp.*	2,414,154
10,275	Tyler Technologies, Inc.*	2,759,043

		19,057,284

Specialty Retail – 2.4%
17,100	Advance Auto Parts, Inc.	2,778,408
26,850	Tractor Supply Co.	2,551,287

		5,329,695

Textiles, Apparel & Luxury Goods – 1.1%
26,380	Columbia Sportswear Co.	2,386,071

TOTAL COMMON STOCKS
(Cost $172,643,756)		$212,532,952

Exchange Traded Fund – 3.3%
51,270	iShares Russell Midcap Growth Index Fund
(Cost $7,120,072)		$ 7,381,854

Shares	Dividend Rate	Value

Investment Company – 1.2%
State Street Institutional US Government Money Market Fund — Premier Class
2,621,081	1.741%	$2,621,081
(Cost $2,621,081)

TOTAL INVESTMENTS – 99.9%
(Cost $182,384,909)		$222,535,887

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		160,641

NET ASSETS – 100.0%		$222,696,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

Information Technology	31.5%	26.8%
Industrials	19.1	18.9
Consumer Discretionary	14.2	18.8
Health Care	11.8	13.8
Financials	7.1	11.0
Real Estate	3.5	—
Communication Services	3.4	1.4
Materials	2.4	4.8
Consumer Staples	2.4	2.8
Exchange Traded Fund	3.3	0.5
Investment Company	1.2	—
Repurchase Agreement	—	1.3

TOTAL INVESTMENTS	99.9%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2019.

A conversation with Scott Colbert and Brent Schowe, Portfolio Managers of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2019, the Fund generated a cumulative total return of 10.90%. This return compares to the 11.51% cumulative total return of the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: A key detractor from the Fund’s performance during the period was the level of the Fund’s duration. Treasury yields across the yield curve declined over 100 basis points during the period and the Fund lagged in performance, in part, because it had a shorter duration than the Index. The Fund’s overweight positions in lower-rated, investment grade securities and corporate bonds contributed to its performance relative to the Index during the period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s corporate bond exposure was increased and Treasury exposure was lowered during the 12 months ended October 31, 2019. In the second half of the period, the duration of the Fund’s portfolio was gradually increased so that it was closer to the Index’s duration. After the Federal Reserve indicated that it was planning to stop raising interest rates and the inflation outlook looked subdued, the potential for additional increases in Treasury yields seemed diminished. When the probability for higher rates is lessened, it helps to maintain the Fund’s duration closer to neutral relative to the Index.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining an overweight position in corporate bonds and an overweight in BBB rated holdings relative to the Index helped to enhance Fund performance during the period. Give the stable nature of the economy over the period, the risk premium associated with corporate bonds declined, which helped corporate bond prices to rise. As the year progressed, the Fund’s duration was moved closer to neutral relative to the Index. This increase in the Fund’s average duration relative to the Index, on average, contributed to the Fund’s performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Starting the period with the Fund’s duration shorter than the Index did not help the Fund’s performance. The Federal Reserve ceased raising interest rates in 2019 and instead reversed course by lowering them three times. The Fund did not fully benefit from the resulting lower interest rates because its average duration was shorter than the Index’s duration.

COMMERCE BOND FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return(c)	Index

Bond Fund	10.90%	11.51%	Bloomberg Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2019(b)

Standardized Average Annual Total Return through September 30, 2019(b)	One Year	Five Years	Ten Years

Bond Fund(a)	9.65%	3.55%	4.64%

Bloomberg Barclays U.S. Aggregate Bond Index(c)	10.30%	3.38%	3.75%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

Bond Fund(a)	10.90%	3.48%	4.58%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

Bond Fund	0.66%	0.66%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2019) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 41.8%
Aerospace/Defense – 0.2%
United Technologies Corp.
$ 2,000,000	5.700%	04/15/40	$2,670,387

Auto Manufacturers – 2.0%
BMW Finance NV(a)(b)
4,000,000	2.400	08/14/24	4,018,917

Ford Motor Co.(a)
2,000,000	4.346	12/08/26	2,010,880

Ford Motor Credit Co. LLC
2,500,000	4.134	08/04/25	2,491,576

General Motors Co.(a)
3,450,000	6.600	04/01/36	4,005,219

General Motors Financial Co., Inc.(a)
2,000,000	3.950	04/13/24	2,070,108

PACCAR Financial Corp.
5,000,000	2.150	08/15/24	5,022,712

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750	11/13/28	4,536,427

			24,155,839

Banks – 6.8%
Bank of America Corp.
3,000,000	4.000	01/22/25	3,199,857

(3M USD LIBOR + 1.040%)
3,749,000	3.419(a)(c)	12/20/28	3,924,129

BB&T Corp.(a)
5,455,000	2.500	08/01/24	5,526,804

Citigroup, Inc.
3,000,000	5.500	09/13/25	3,431,819
3,500,000	4.450	09/29/27	3,850,637

Cooperatieve Rabobank UA
3,100,000	2.750	01/10/23	3,162,217

Credit Suisse AG
3,000,000	3.000	10/29/21	3,057,009

Deutsche Bank AG
2,000,000	3.125	01/13/21	2,009,198

HSBC Holdings PLC
3,130,000	6.100	01/14/42	4,461,733

HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,160,596

JPMorgan Chase & Co.(c)
(3M USD LIBOR + 0.610%)
1,500,000	3.514(a)	06/18/22	1,533,732

(3M USD LIBOR + 1.000%)
150,000	2.936	04/26/23	149,805

(3M USD LIBOR + 1.160%)
1,650,000	3.702(a)	05/06/30	1,774,951

(3M USD LIBOR + 1.330%)
2,000,000	4.452(a)	12/05/29	2,266,389

(3M USD LIBOR + 3.470%)
1,222,000	5.406(a)	12/29/49	1,229,332

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)

KeyBank NA
$ 4,000,000	3.400%		05/20/26	$4,197,576
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,726,081

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,201,847

Morgan Stanley
4,375,000	4.100		05/22/23	4,632,717

PNC Bank NA(a)
2,500,000	2.950		01/30/23	2,562,825

The PNC Financial Services Group, Inc.(a)
3,750,000	3.150		05/19/27	3,959,018

(3M USD LIBOR + 3.678%)
2,500,000	6.750	(c)	07/29/49	2,665,250

U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,180,092

UBS Group Funding Switzerland AG(a)(b)(c)
(3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,789,518

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,689,979
1,500,000	4.650		11/04/44	1,766,961
5,000,000	4.750		12/07/46	5,972,161

Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,540,000

				81,622,233

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	6,734,744

PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,763,829

				9,498,573

Biotechnology – 0.4%
Amgen, Inc.
1,295,000	6.400		02/01/39	1,756,064

Celgene Corp.(a)
3,250,000	3.900		02/20/28	3,570,695

				5,326,759

Chemicals(a) – 0.4%
PPG Industries, Inc.
2,355,000	2.400		08/15/24	2,377,954

Praxair, Inc.
2,740,000	3.200		01/30/26	2,902,676

				5,280,630

Commercial Services – 1.0%
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,593,657

Northwestern University
1,000,000	4.643		12/01/44	1,277,487

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)

The Corp. of Gonzaga University
$ 3,500,000	4.158%	04/01/46	$3,987,410

			11,858,554

Distribution/Wholesale(a) – 0.2%

WW Grainger, Inc.
2,260,000	4.600	06/15/45	2,697,169

Diversified Financial Services – 3.1%

Air Lease Corp.(a)
2,500,000	3.000	09/15/23	2,543,187

Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	1,040,233

American Express Co.(a)
3,115,000	3.125	05/20/26	3,274,882

Brookfield Asset Management, Inc.(a)
2,000,000	4.000	01/15/25	2,138,794

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,061,609

Citicorp Lease Pass-Through Trust 1999-1(b)
1,859,423	8.040	12/15/19	1,871,879

CME Group, Inc.
1,685,000	3.000	09/15/22	1,744,024

Franklin Resources, Inc.
5,000,000	2.850	03/30/25	5,166,793

Invesco Finance PLC
6,509,000	3.125	11/30/22	6,683,436

Janus Capital Group, Inc.(a)
3,000,000	4.875	08/01/25	3,271,410

Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,393,362

TD Ameritrade Holding Corp.(a)
1,225,000	2.750	10/01/29	1,230,207

The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,581,897

			37,001,713

Electric – 3.6%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	3,015,932

Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	3,813,114

Duke Energy Progress LLC(a)
2,000,000	2.800	05/15/22	2,045,545

Emerson Electric Co.
1,000,000	6.125	04/15/39	1,385,678

Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	3,181,306

Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,413,396
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	2,217,863

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)

National Grid USA
$ 3,375,000	8.000%		11/15/30	$4,694,610

Ohio Power Co.
2,870,000	5.850		10/01/35	3,768,163

Pacific Gas & Electric Co.(e)
2,000,000	6.350		02/15/38	2,030,000

PacifiCorp
1,900,000	6.100		08/01/36	2,595,756

PPL Electric Utilities Corp.(a)
1,025,000	4.750		07/15/43	1,272,563

PSEG Power LLC
5,500,000	8.625		04/15/31	7,742,193

Southern California Edison Co.
1,000,000	5.550		01/15/37	1,201,661

Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	3,101,681

				43,479,461

Electronics(a) – 0.2%
PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,429,749

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,648,467

Boston Gas Co.(b)
1,000,000	3.001		08/01/29	1,038,313

Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	4,993,143

				7,679,923

Healthcare-Services – 2.5%
Adventist Health System(a)
7,000,000	2.952		03/01/29	7,029,413

Ascension Health
3,000,000	2.532	(a)	11/15/29	3,014,045
1,500,000	3.945		11/15/46	1,728,865

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,279,398

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,409,454

Mayo Clinic
2,600,000	3.774		11/15/43	2,887,473

SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,144,679
4,990,000	3.823		06/01/27	5,371,921

				29,865,248

Insurance – 4.0%
American International Group, Inc.(a)
2,000,000	3.750		07/10/25	2,139,595

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,106,091

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)

Berkshire Hathaway Finance Corp.(a)
$ 4,220,000	4.200%		08/15/48	$4,965,598

Guardian Life Global Funding(b)
2,000,000	2.000		04/26/21	2,002,955

Loews Corp.(a)
3,900,000	3.750		04/01/26	4,206,207

MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,351,811

MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,379,530

Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,372,600

New York Life Global Funding(b)
2,000,000	2.000		04/13/21	2,003,972

Principal Life Global Funding II(b)
2,000,000	2.200		04/08/20	2,002,075

Prudential Financial, Inc.(a)(c)
(3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,167,740

Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,192,255
2,000,000	3.950	(a)	09/15/26	2,114,275

The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,578,487

The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,359,131

Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,974,824

Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,898,275

				47,815,421

Media – 0.8%
CBS Corp.
2,500,000	7.875		09/01/23	2,915,424

Comcast Corp.
1,250,000	6.400		05/15/38	1,765,176

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,725,000	6.375		03/01/41	3,155,358

The Walt Disney Co.(b)
1,000,000	7.125		04/08/28	1,351,979

				9,187,937

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,295,456

Miscellaneous Manufacturing – 0.5%
General Electric Co.
1,500,000	4.500		03/11/44	1,625,650

(3M USD LIBOR + 3.330%)
1,894,000	5.000	(a)(c)	12/29/49	1,825,343

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
Siemens Financieringsmaatschappij NV(b)
$ 2,228,000	1.700%		09/15/21	$2,222,825

				5,673,818

Oil-Field Services – 2.9%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	2,707,360
1,360,000	7.375		08/15/47	1,691,921

BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,329,326

Equinor ASA
1,795,000	6.800		01/15/28	2,354,049

Exxon Mobil Corp.(a)
3,000,000	2.726		03/01/23	3,085,664

Halliburton Co.(a)
5,000,000	5.000		11/15/45	5,511,241

HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,312,334

Phillips 66(a)
3,000,000	4.650		11/15/34	3,486,574

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,193,689

Tosco Corp.
2,095,000	8.125		02/15/30	3,037,501

				34,709,659

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	4,330,834

Pharmaceuticals – 1.3%
CVS Pass-Through Trust(b)
2,652,357	7.507		01/10/32	3,286,670

Johnson & Johnson
4,970,000	5.950		08/15/37	7,146,173

Pfizer, Inc.
2,900,000	7.200		03/15/39	4,566,013

				14,998,856

Pipelines – 2.1%
Buckeye Partners LP(a)
2,000,000	4.350		10/15/24	2,003,074

DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,169,817

Energy Transfer Operating LP(a)
3,000,000	4.900		03/15/35	3,133,894

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,894,751

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	873,411
1,450,000	7.625		04/01/37	1,943,907

TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,797,821

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)

Transcanada Trust(a)(c)

(3M USD LIBOR + 3.208%)
$ 4,660,000	5.300%		03/15/77	$4,775,149

				24,591,824

Real Estate — 4.6%
Columbia Property Trust Operating Partnership LP(a)
2,485,000	4.150		04/01/25	2,612,493

Mid-America Apartments LP(a)
1,860,000	4.300		10/15/23	1,990,512
1,700,000	3.600		06/01/27	1,813,918

National Retail Properties, Inc.(a)
1,000,000	3.900		06/15/24	1,063,883

Office Properties Income Trust(a)
4,000,000	4.250		05/15/24	4,109,630

Omega Healthcare Investors, Inc.(a)
4,500,000	4.750		01/15/28	4,919,457

Piedmont Operating Partnership LP(a)
1,290,000	3.400		06/01/23	1,313,003
2,800,000	4.450		03/15/24	2,967,776

Post Apartment Homes LP(a)
1,500,000	3.375		12/01/22	1,546,060

SBA Tower Trust(b)
5,000,000	2.877	(a)	07/09/21	5,022,659
3,520,000	3.448		03/15/23	3,630,774

Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750		03/23/27	4,235,852

Simon Property Group LP(a)
2,815,000	3.750		02/01/24	2,991,689
3,000,000	4.750		03/15/42	3,665,016

STORE Capital Corp.(a)
2,000,000	4.500		03/15/28	2,195,479

UDR, Inc.(a)
2,640,000	3.750		07/01/24	2,807,505

Ventas Realty LP(a)
2,910,000	3.500		02/01/25	3,058,604

VEREIT Operating Partnership LP(a)
2,400,000	3.950		08/15/27	2,548,842

Washington Real Estate Investment Trust(a)
1,580,000	3.950		10/15/22	1,639,950

Weingarten Realty Investors(a)
1,000,000	3.850		06/01/25	1,042,829

				55,175,931

Semiconductors(a) – 0.7%
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,160,619

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	3,333,896

				8,494,515

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – 0.0%
Adobe, Inc.
$ 563,000	4.750%		02/01/20	$566,836

Telecommunications – 1.3%
AT&T, Inc.(a)
4,380,000	3.600		07/15/25	4,617,065

Bell Canada, Inc.(a)
2,600,000	4.464		04/01/48	3,011,693

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738		03/20/25	2,132,520

Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,406,751

				15,168,029

Transportation – 1.1%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,515,727

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,684,808

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,654,232
2,500,000	6.125	(a)(f)	09/15/15	3,677,066

Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,212,313
1,500,000	4.700		05/01/48	1,770,706

The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	606,156

				13,121,008

TOTAL CORPORATE OBLIGATIONS
(Cost $468,368,898)				$500,696,362

Mortgage-Backed Obligations – 21.7%
Collateralized Mortgage Obligations – 17.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(g)
$ 177,318	4.399%		04/25/35	$179,220

Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(g)
3,004,024	3.500		11/25/44	3,053,794

Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(b)(c)(g)
972,731	3.000		04/25/45	957,950

Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(b)(c)(g)
1,855,394	3.500		12/25/45	1,869,997

Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
1,079,876	3.500		03/25/46	1,101,239

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
65,706	5.500		11/25/20	65,765

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
$ 14,777	6.000%	04/25/36	$14,894

Bear Stearns Alt-A Trust Series 2004-8, Class 1A(c)

(1M USD LIBOR + 0.700%)
314,008	2.523	09/25/34	314,047

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
1,316,517	4.174	11/25/35	1,133,158

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(h)
249,990	5.750	01/25/34	254,543

Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
4,719	5.500	08/25/21	4,746

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
608,454	6.750	08/25/34	655,893

Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(g)
260,255	4.742	12/25/35	242,270

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
97,637	4.703	04/25/37	93,670

Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(g)
1,236,840	3.500	06/25/58	1,250,442

CitiMortgage Alternative Loan Trust Series 2006-A3, Class 2A1
3,342	5.500	07/25/36	3,348

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
28,691	5.250	09/25/19	28,566

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
24,887	6.500	08/25/32	25,596

Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
23,605	6.000	07/25/37	23,526

Countrywide Home Loans Trust Series 2005-27, Class 2A1
605,304	5.500	12/25/35	471,082

Countrywide Home Loans Trust Series 2005-6, Class 2A1
118,395	5.500	04/25/35	114,388

Countrywide Home Loans Trust Series 2005-7, Class 1A1(c)

(1M USD LIBOR + 0.540%)
767,992	2.363	03/25/35	751,761

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
192,965	5.250	07/25/33	200,609

CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
712,786	5.500	07/25/35	718,458

CSMC Trust Series 2014-WIN2, Class A3(b)(c)(g)
2,693,337	3.500	10/25/44	2,736,774

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
$ 4,019,621	3.500%	10/25/47	$4,065,606

CSMC Trust Series 2017-HL2, Class A3(b)(c)(g)
3,545,115	3.500	10/25/47	3,611,685

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
2,194,010	3.000	06/25/43	2,222,892

FHLMC REMIC Series 1579, Class PM
42,055	6.700	09/15/23	44,895

FHLMC REMIC Series 2103, Class TE
45,128	6.000	12/15/28	50,640

FHLMC REMIC Series 2110, Class PG
213,145	6.000	01/15/29	236,435
FHLMC REMIC Series 2391, Class Z
591,796	6.000	12/15/31	665,562

FHLMC REMIC Series 2603, Class C
165,469	5.500	04/15/23	170,633

FHLMC REMIC Series 2866, Class DH
67,687	4.000	09/15/34	68,223

FHLMC REMIC Series 4088, Class EP
3,305,706	2.750	09/15/41	3,355,463

FHLMC REMIC Series 4272, Class DG
1,127,024	3.000	04/15/43	1,155,309

FHLMC REMIC Series 4370, Class PA
1,047,634	3.500	09/15/41	1,079,179

FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	277,937

FHLMC REMIC Series 4710, Class WA
562,054	3.500	03/15/44	583,503

FHLMC REMIC Series 4729, Class AG
2,365,000	3.000	01/15/44	2,450,373

FHLMC REMIC Series 4770, Class JH
1,545,913	4.500	10/15/45	1,603,728

FHLMC REMIC Series 4792, Class AC
929,073	3.500	05/15/48	964,092

FHLMC REMIC Series 4840, Class MB
8,505,855	4.500	09/15/46	9,100,501

FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,537,036

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,072,432	5.500	05/25/35	962,408

Flagstar Mortgage Trust Series 2017-2, Class A5(b)(c)(g)
1,738,325	3.500	10/25/47	1,774,078

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
8,089,966	3.500	04/25/48	8,238,175

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
5,500,000	3.500	10/25/49	5,587,656

FNMA REMIC Series 2001-45, Class WG
39,547	6.500	09/25/31	44,039

FNMA REMIC Series 2003-117, Class KB
2,391,644	6.000	12/25/33	2,744,399

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

FNMA REMIC Series 2003-14, Class AP
$ 29,442	4.000%	03/25/33	$30,431

FNMA REMIC Series 2004-53, Class NC
220,475	5.500	07/25/24	231,016

FNMA REMIC Series 2015-2, Class PA
3,341,634	2.250	03/25/44	3,359,366

FNMA REMIC Series 2015-30, Class JA
2,487,690	2.000	05/25/45	2,453,196

FNMA REMIC Series 2016-16, Class PD
4,313,240	3.000	12/25/44	4,415,426

FNMA REMIC Series 2017-110, Class A
9,983,790	3.500	03/25/38	10,700,871

FNMA Series 2003-W6, Class 3A
88,069	6.500	09/25/42	100,777

GNMA REMIC Series 2015-167, Class KM
299,615	3.000	12/20/43	312,749

GNMA REMIC Series 2015-94, Class AT
968,007	2.250	07/16/45	975,237
GNMA REMIC Series 2016-129, Class W
1,166,056	2.500	07/20/46	1,203,973

GNMA REMIC Series 2018-160, Class GE(a)
2,850,688	4.500	01/20/47	2,969,227

GNMA REMIC Series 2018-37, Class KT
1,296,782	3.500	03/20/48	1,340,096

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1M USD LIBOR + 0.340%)
440,076	2.163	12/25/34	431,677

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
103,266	3.915	06/25/34	103,151

Impac CMB Trust Series 2003-2F, Class A(h)
248,230	5.730	01/25/33	259,076

Impac CMB Trust Series 2004-4, Class 1A1(c)
(1M USD LIBOR + 0.640%)
579,965	2.463	09/25/34	579,494

Impac CMB Trust Series 2004-4, Class 2A2(h)
1,667,311	4.836	09/25/34	1,768,910

Impac Secured Assets Corp. Series 2004-2, Class A6(h)
10,821	4.110	08/25/34	10,895

JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,065,208	6.000	03/25/36	853,421

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
237,845	4.145	04/25/37	219,766

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
1,758,306	3.393	07/25/43	1,800,167

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
1,655,253	3.000	06/25/29	1,681,215

JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(g)
1,992,547	3.500	10/25/45	2,011,724

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
8,499,967	3.500	08/25/47	8,644,636

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
$ 2,515,792	3.500%	11/25/48	$2,558,611

JPMorgan Mortgage Trust Series 2017-4, Class A5(b)(c)(g)
1,896,855	3.500	11/25/48	1,919,575

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
7,252,555	3.500	12/25/48	7,375,994

JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(g)
3,891,786	3.500	10/25/48	3,943,072

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
430,320	4.339	07/25/33	439,063

Master Alternative Loans Trust Series 2004-4, Class 1A1
110,676	5.500	05/25/34	118,589

Master Alternative Loans Trust Series 2004-4, Class 8A1
666,036	6.500	05/25/34	715,234

Master Alternative Loans Trust Series 2004-9, Class A6(h)
11,743	5.643	08/25/34	11,928

Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
3,202,466	3.500	03/25/48	3,241,120

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
141,317	3.837	03/25/33	142,338

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
812,005	5.386	11/25/35	736,481
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
786,757	6.000	08/25/37	593,625

NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(g)
1,595,524	3.250	07/25/43	1,604,894

OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
1,329,926	4.000	05/27/49	1,376,075

PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c)
(1M USD LIBOR + 2.250%)
534,812	4.282	05/25/38	551,568

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
341,719	4.839	11/25/21	301,590

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
22,181	4.776	07/25/35	22,677

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c)
(1M USD LIBOR + 0.500%)
193,592	2.323	07/25/35	161,956

Residential Asset Securitization Trust Series 2004-A6, Class A1
24,290	5.000	08/25/19	24,327

Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
112,420	5.500	11/25/35	107,018

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
$ 385,516	5.750%	12/25/35	$392,457

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,141,241	3.000	07/25/56	4,240,583

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,321,831

Sequoia Mortgage Trust Series 2004-10, Class A1A(c)
(1M USD LIBOR + 0.620%)
324,256	2.466	11/20/34	322,781

Sequoia Mortgage Trust Series 2012-2, Class A3(c)(g)
908,755	3.500	04/25/42	922,704

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
2,233,279	1.874	02/25/43	2,153,213

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
4,026,106	2.500	05/25/43	3,991,257

Sequoia Mortgage Trust Series 2015-2, Class A10(b)(c)(g)
3,073,776	3.500	05/25/45	3,122,181

Sequoia Mortgage Trust Series 2015-3, Class A4(b)(c)(g)
2,765,512	3.500	07/25/45	2,815,507

Sequoia Mortgage Trust Series 2015-3, Class A5(b)(c)(g)
1,975,366	3.000	07/25/45	1,982,603

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
1,760,936	3.000	11/25/30	1,793,472

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
2,488,305	3.500	11/25/46	2,533,891

Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(g)
4,821,271	3.500	02/25/47	4,900,113

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
2,890,231	3.500	08/25/47	2,928,729

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
8,043,598	3.500	09/25/47	8,169,319

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
2,714,675	3.500	02/25/48	2,762,711
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
7,403,006	3.500	10/25/47	7,471,539

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
577,888	4.017	10/25/34	590,639

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
105,902	4.387	04/25/34	110,180

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
213,295	4.076	10/25/33	218,893

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
301,400	4.097	11/25/33	307,287

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
201,953	4.500	11/25/33	206,719

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
$ 159,853	5.500%	06/25/20	$142,790

Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(c)(g)
154,379	4.775	09/25/35	154,301

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
7,710,163	3.500	08/20/45	7,777,196

WinWater Mortgage Loan Trust Series 2015-5, Class A5(b)(c)(g)
1,825,442	3.500	08/20/45	1,844,063

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
3,945,673	3.500	01/20/46	4,004,148

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $207,452,377)			$211,443,522

Commercial Mortgage Obligations – 1.9%

Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
$4,360,283	2.674%	04/10/48	$4,361,699

Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
1,018,017	3.147	02/10/47	1,017,790

Commercial Mortgage Trust Series 2013-CR12, Class A2
169,685	2.904	10/10/46	169,571

Commercial Mortgage Trust Series 2014-CR15, Class A2
1,475,045	2.928	02/10/47	1,475,224

GNMA REMIC Series 2013-68, Class B(c)(g)
1,040,000	2.500	08/16/43	1,043,288

JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
13,578	3.046	04/15/47	13,731

JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
762,518	2.773	10/15/48	762,842

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
3,000,000	2.579	03/10/49	3,010,178

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
5,776,254	2.933	03/15/48	5,774,740

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	5,000,668

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $18,882,557)			$22,629,731

Federal Agencies – 2.1%
FHLMC
$ 135	8.500%	03/01/21	$135
120,473	7.000	05/01/26	130,739

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
$ 21,494	7.500%		12/01/30	$25,552
25,731	7.500		01/01/31	29,931
57,591	7.000		08/01/31	66,093
717,112	5.000		05/01/33	796,390
1,110,283	4.000		06/01/42	1,191,201
1,647,358	3.000		06/01/45	1,663,091
(12M USD LIBOR + 1.600%)
2,524,843	2.776	(c)	07/01/45	2,558,814
(12M USD LIBOR + 1.864%)
113,728	4.790	(c)	01/01/36	119,232
(1Y US Treasury Yield Curve Rate + 2.229%)
107,029	4.730	(c)	05/01/34	113,136

FNMA
18,625	9.000		02/01/25	18,877
944,080	2.500		05/01/28	956,372
5,894	8.000		07/01/28	5,924
1,697,689	4.500		01/01/48	1,762,165
(12M USD LIBOR + 1.586%)
919,737	2.613	(c)	12/01/45	932,909
(12M USD LIBOR + 1.740%)
60,904	4.152	(c)	10/01/34	62,583
(12M USD LIBOR + 1.760%)
80,680	4.840	(c)	02/01/35	84,637
(6M USD LIBOR + 1.413%)
18,812	3.913	(c)	02/01/33	19,424

GNMA
26,236	8.000		02/15/22	27,155
18,337	7.500		08/20/25	19,904
84,965	7.500		07/20/26	95,356
41,346	6.500		04/15/31	45,789
127,408	6.500		05/15/31	141,098
4,232,988	2.500		06/20/31	4,223,957
3,331,995	5.000		02/20/49	3,513,138

UMBS
8,049	6.500		03/01/26	8,965
19,912	6.500		10/01/28	22,178
47,475	6.000		07/01/29	52,572
10,920	7.500		09/01/29	11,025
32,565	7.000		03/01/31	35,977
5,338	7.500		03/01/31	5,905
16,490	7.000		11/01/31	17,006
30,521	7.000		01/01/32	31,043
74,998	6.000		12/01/32	82,955
26,823	5.000		07/01/33	28,663
2,335,199	3.500		08/01/35	2,431,447
4,570,829	5.000		08/01/48	5,003,435

TOTAL FEDERAL AGENCIES
(Cost $26,143,398)				$26,334,773

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $252,478,332)				$260,408,026

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 18.0%
Automotive(b) – 3.3%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(a)
$5,200,000	2.630%	12/20/21	$5,221,246

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	4,348,901
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	11,108,704

Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	7,026,525

Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,535,574

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,229,398

Hertz Vehicle Financing II LP Series 2019-1A, Class A
4,500,000	3.710	03/25/23	4,638,981

			40,109,329

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,693,648

Home Equity – 1.1%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)
(1M USD LIBOR + 0.780%)
927,474	2.603	01/25/35	928,706

Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(h)
688,663	4.261	05/25/34	701,583

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(h)
223,318	4.250	09/25/33	236,158

Irwin Home Equity Series 2005-A, Class A3(c)
(1M USD LIBOR + 0.760%)
398,208	2.583	02/25/34	396,760

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)
(1M USD LIBOR + 0.675%)
3,391,495	2.498	12/25/34	3,347,901

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)(c)(g)
5,048,691	4.000	08/27/57	5,282,755

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(h)
1,018,357	5.140	11/25/35	1,069,808

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(h)
1,403,810	7.490	07/25/29	1,459,256

			13,422,927

Manufactured Housing – 0.1%

Green Tree Financial Corp. Series 1998-3, Class A5
490,531	6.220	03/01/30	507,071

Green Tree Financial Corp. Series 1998-3, Class A6(c)(g)
61,269	6.760	03/01/30	63,276

Mid-State Trust Series 2011, Class A1
185,368	4.864	07/15/38	195,843

			766,190

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – 10.3%

AFN LLC Series 2019-1A, Class A1(b)
$ 4,979,167	3.780%	05/20/49	$5,180,488

ARL Second LLC Series 2014-1A, Class A1(a)(b)
1,311,649	2.920	06/15/44	1,322,488

CAL Funding III Ltd. Series 2018-1A, Class A(b)
4,583,333	3.960	02/25/43	4,604,626

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(h)
1,240,820	5.907	06/25/32	1,238,718

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c)
(1M USD LIBOR + 0.460%)
4,269,292	2.283	12/25/33	4,182,601

CLI Funding LLC Series 2018-1A, Class A(b)
1,053,295	4.030	04/18/43	1,064,441

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c)
(1M LIBOR + 0.200%)
505,052	2.023	02/25/37	459,793

Cronos Containers Program Ltd. Series 2013-1A, Class A(b)
350,000	3.080	04/18/28	350,214

Cronos Containers Program Ltd. Series 2014-2A, Class A(b)
2,268,518	3.270	11/18/29	2,274,498

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,370,000	4.118	07/25/47	6,692,386

Global SC Finance IV Ltd. Series 2017-1A, Class A(b)
1,983,656	3.850	04/15/37	2,029,419

Global SC Finance SRL Series 2013-1A, Class A(b)
1,029,000	2.980	04/17/28	1,030,296

GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(a)(b)
1,250,000	2.600	06/15/21	1,253,400

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c)
(1M USD LIBOR + 2.250%)
4,021,745	4.073	08/25/44	4,013,830

Home Partners of America Trust Series 2019-1, Class A(b)
7,943,881	2.908	09/17/39	8,102,758

Invitation Homes Trust Series 2018-SFR2, Class A(b)(c)
(1M USD LIBOR + 0.900%)
4,283,504	2.814	06/17/37	4,283,498

Jimmy Johns Funding LLC Series 2017-1A, Class A2I(b)
4,887,500	3.610	07/30/47	4,928,506

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)
(1M USD LIBOR + 0.620%)
209,758	2.443	08/25/33	211,727

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
3,076,911	2.980	01/15/45	3,094,692

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
5,000,000	4.060	01/15/45	5,207,501

NP SPE II LLC Series 2016-1A, Class A1(b)
2,730,174	4.164	04/20/46	2,836,755

Progress Residential Trust Series 2015-SFR3, Class A(b)
3,476,019	3.067	11/12/32	3,474,252

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Sofi Consumer Loan Program Trust Series 2018-3, Class A2(b)
$5,000,000	3.670%	08/25/27	$5,074,531

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,367,680

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)
(1M USD LIBOR + 1.125%)
443,146	2.948	06/25/33	445,288

Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(h)
386,572	5.750	06/25/35	395,244

TAL Advantage V LLC Series 2014-3A, Class A(b)
2,541,667	3.270	11/21/39	2,547,289

Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(g)
5,000,000	3.250	11/25/60	5,085,558

Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(g)
2,475,119	2.750	04/25/55	2,481,573

Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(g)
839,414	3.000	08/25/55	851,494

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
2,352,019	2.250	04/25/56	2,346,758

Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(c)(g)
1,850,000	3.000	07/25/57	1,879,061

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,644,155

Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,422,351

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,918,734	3.820	04/17/49	5,122,111

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	3,022,266

Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(b)
1,475,000	4.072	02/16/43	1,532,258

Wells Fargo Home Equity Trust Series 2006-2, Class A4(c)
(1M USD LIBOR + 0.250%)
243,098	2.073	07/25/36	242,992

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,992,500	3.783	06/15/49	3,089,367

Wendys Funding LLC Series 2018-1A, Class A2I(b)
2,947,500	3.573	03/15/48	3,038,460

			123,425,323

Student Loan – 2.7%

DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
1,546,162	2.890	06/25/40	1,558,723

DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
3,678,922	2.850	05/27/42	3,732,251

Massachusetts Educational Financing Authority Series 2018-A, Class A
4,136,242	3.850	05/25/33	4,226,412

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
$4,112,432	2.650%	12/15/28	$4,141,425

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
1,125,000	3.190	02/18/42	1,145,830

Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
1,942,146	2.740	10/25/32	1,954,933

Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
3,646,274	2.490	01/25/36	3,660,434

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
6,000,000	3.590	01/25/48	6,241,591

South Carolina Student Loan Corp. Series 2015-A, Class A(c)

(1M USD LIBOR + 1.500%)
2,657,345	3.323	01/25/36	2,668,308

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c)

(1M USD LIBOR + 0.600%)
2,539,676	2.745	01/25/46	2,508,168

			31,838,075

TOTAL ASSET-BACKED SECURITIES
(Cost $209,752,098)			$215,255,492

Municipal Bond Obligations – 8.6%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$1,290,000	2.765%	07/01/22	$1,320,405

California – 2.0%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685	10/01/40	5,629,160
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(i)
5,000,000	0.000	08/01/38	2,788,300
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	3,097,855
Foothill-De Anza CA Community College District GO Bonds (Taxable — Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,825,358
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	4,480,290

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,789,187

San Mateo Union High School District GO Bonds Refunding Taxable Series B(a)
2,055,000	2.520	09/01/20	2,068,481

			23,678,631

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
$3,500,000	3.743%	09/15/25	$3,774,855

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,399,464
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,580,115

			5,979,579

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,728,055

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,213,350

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,130,323

			5,071,728

Kentucky – 0.7%
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,956,250

River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,957,077

			7,913,327

Maryland(a) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,000,000

Michigan — 0.6%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,808,496

Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,899,380

Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019
2,150,000	2.380	05/01/29	2,136,498

Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,557,015

			7,401,389

Mississippi(a) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,502,797

The accompanying notes are an integral part of these financial statements.	25

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(a)
$2,500,000	5.792%	11/01/41	$3,596,275
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(a)
2,800,000	4.820	05/01/23	3,062,472
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,347,771

			8,006,518

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,760,050

Nevada(a) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,582,419

New Jersey – 0.4%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,252,512
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R(a)
4,000,000	2.588	05/01/27	4,019,320

			5,271,832

New York(a) – 0.7%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,098,420
1,055,000	5.008	06/01/22	1,131,392
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,772,274

New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,082,795

			8,084,881

Ohio(i) – 0.2%
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C
2,740,000	0.000	12/01/28	2,195,863

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	568,260

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,397,113

			1,965,373

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania(a) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
$3,000,000	6.495%	09/15/28	$3,922,620

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,004,120

Texas(a) – 0.4%
City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	5,013,200

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,224,420

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $94,063,197)			$102,674,007

U.S. Treasury Obligations – 7.2%

United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$5,889,648
5,000,000	2.750	08/15/42	5,546,484
9,000,000	2.750	11/15/42	9,982,266
4,000,000	2.500	02/15/45	4,255,313

United States Treasury Inflation Indexed Bonds
5,310,450	0.375	01/15/27	5,380,561
7,947,870	0.750	02/15/42	8,351,520

United States Treasury Notes
10,000,000	1.375	08/31/20	9,981,250
3,000,000	1.750	10/31/20	3,004,102
6,000,000	1.750	09/30/22	6,040,078
1,000,000	2.125	12/31/22	1,018,672
5,000,000	1.375	08/31/23	4,973,438
5,000,000	2.250	01/31/24	5,147,266
10,000,000	2.125	03/31/24	10,252,734
6,000,000	2.875	05/31/25	6,416,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $82,134,617)			$86,239,582

U.S. Government Agency Obligations – 1.4%
FFCB
$ 2,860,000	5.190%	04/22/21	$3,007,453

FHLB
3,700,000	1.500	08/15/24	3,686,069
2,650,000	7.125	02/15/30	3,871,911

FNMA
5,550,000	1.625	10/15/24	5,552,976

New Valley Generation III
357,138	5.131	01/15/21	365,299

26	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)

New Valley Generation V
$ 768,326	4.929%	01/15/21	$788,819

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,507,737)			$17,272,527

Shares	Dividend Rate		Value

Investment Company – 0.8%

State Street Institutional US Government Money Market Fund — Premier Class
9,320,678	1.741%		$9,320,678
TOTAL INVESTMENTS – 99.5%
(Cost $1,132,625,557)			$1,191,866,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			5,513,129

NET ASSETS – 100.0%			$1,197,379,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2019.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is September 15, 2115.

(g)	Rate shown is that which is in effect on October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2019. Maturity date disclosed is the ultimate maturity.

(i)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AG	—Aktiengesellschaft (German Corporation)
AMT	—Alternative Minimum Tax
ASA	—Allmennaksjeselskap(Norwegian Public Company)
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NA	—National Association
NV	—NaamlozeVennootschap (Dutch Public Company)
PLC	—Public Limited Company
Q-SBLF	—Qualified School Bond Loan Fund
REMIC	—Real Estate Mortgage Investment Conduit
UMBS	—UniformMortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

Corporate Obligations	41.8%	40.6%
Asset-Backed Securities	18.0	17.3
Collateralized Mortgage Obligations	17.7	19.5
Municipal Bond Obligations	8.6	5.4
U.S. Treasury Obligations	7.2	9.1
Federal Agencies	2.1	2.4
Commercial Mortgage Obligations	1.9	3.6
U.S. Government Agency Obligations	1.4	0.9
Investment Company	0.8	0.4
Repurchase Agreement	—	0.9

TOTAL INVESTMENTS	99.5%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2019.

A conversation with Scott Colbert and Brent Schowe, Portfolio Managers of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2019, the Fund generated a cumulative total return of 4.73%. This return compares to the 5.88% cumulative total return of the Fund’s benchmark, the Bloomberg Barclays U.S. 1-5 Year Government Bond Index (the “Index”).

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: A key detractor to the Fund’s performance during the period was the level of the Fund’s duration. Treasury yields across the short-end of the yield curve declined 0.70% to 1.45% during the period and the Fund lagged in performance, in part, because it had a shorter duration than the Index. The Fund’s performance relative to the Index was enhanced by repositioning the Fund’s investments into a “barbell” maturity structure (described below).

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s exposures to Treasury bonds and U.S. government agency debentures were reduced during the period. In addition, the Fund’s exposure to U.S. government agency mortgage-backed securities was increased during the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Repositioning the Fund’s maturity buckets into a “barbell” maturity structure enhanced Fund performance during the period. This strategy involved the Fund having an underweight position in securities with 1- to 3-year maturities while simultaneously having an overweight position in securities with less than 1-year maturities and securities with 4- to 5-year maturities. A flattening yield curve environment is best suited for this strategy. During the period, the Treasury yield curve was inverted and securities with 1- to 3-year maturities generally underperformed as the yield curve flattened and moved toward an upward sloping yield curve, which benefited the Fund’s relative performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining the Fund’s duration shorter than the Index did not help the Fund’s performance. The Federal Reserve ceased raising interest rates in 2019 and instead reversed course by lowering rates three times. The Fund did not fully benefit from the resulting lower interest rates because its average duration was shorter than the Index’s duration.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return	Index

Short-Term Government Fund	4.73%	5.88%	Bloomberg Barclays U.S. 1-5 Year Government Bond Index(b)

Standardized Average Annual Total Return through September 30, 2019(c)

Standardized Average Annual Total Return through September 30, 2019(c)	One Year	Five Years	Ten Years

Short-Term Government Fund(a)	4.57%	1.30%	1.63%

Bloomberg Barclays U.S. 1-5 Year Government Bond Index(b)	5.69%	1.69%	1.68%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

Short-Term Government Fund(a)	4.73%	1.30%	1.59%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

Short-Term Government Fund	0.68%	0.92%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary (continued)

October 31, 2019 (Unaudited)

(c)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2019) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 57.7%
Collateralized Mortgage Obligations – 37.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 25,416	4.399%	04/25/35	$25,688

Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
5,306	4.752	09/20/34	5,513

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
124,206	4.227	11/25/33	126,471

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
49,245	4.551	11/25/34	49,445

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
31,069	4.679	09/25/34	31,942

Fannie Mae Grantor Trust Series 2011-T2, Class A
691,429	2.500	08/25/51	685,426

FHLMC REMIC PAC Series 159, Class H
360	4.500	09/15/21	361

FHLMC REMIC PAC Series 2022, Class PE
13,086	6.500	01/15/28	14,458

FHLMC REMIC PAC Series 2109, Class PE
27,844	6.000	12/15/28	31,177

FHLMC REMIC PAC Series 23, Class PK
48,564	6.000	11/25/23	51,470

FHLMC REMIC Series 3816, Class HA
1,465,165	3.500	11/15/25	1,532,604

FHLMC REMIC Series 4467, Class DA
616,725	3.000	11/15/41	631,252

FHLMC REMIC Series 4640, Class LD
616,702	4.000	09/15/43	634,239

FHLMC REMIC Series 4713, Class DV
543,794	3.500	11/15/28	574,321

FHLMC REMIC Series 4776, Class C
588,639	4.500	03/15/43	598,472

FHLMC REMIC Series 4879, Class A
574,467	4.000	10/15/46	589,118

FNMA REMIC PAC Series 1992-129, Class L
13,196	6.000	07/25/22	13,726

FNMA REMIC PAC Series 1992-89, Class MA(b)
2,435	0.000	06/25/22	2,373

FNMA REMIC Series 1991-137, Class H
5,321	7.000	10/25/21	5,456

FNMA REMIC Series 1993-182, Class FA(b)
(10Y US Treasury Index rate - 0.650%)
3,106	1.110	09/25/23	3,101

FNMA REMIC Series 2003-117, Class KB
443,251	6.000	12/25/33	508,629

FNMA REMIC Series 2003-14, Class AP
39,586	4.000	03/25/33	40,915

FNMA REMIC Series 2011-146, Class NB
666,552	4.000	09/25/41	688,695

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2012-100, Class WA
$ 671,077	1.500%	09/25/27	$661,730

FNMA REMIC Series 2012-110, Class CA
614,490	3.000	10/25/42	634,489

FNMA REMIC Series 2012-118, Class EB
698,233	1.500	11/25/27	687,555

FNMA REMIC Series 2013-112, Class G
568,463	2.125	07/25/40	569,285

FNMA REMIC Series 2015-15, Class CA
974,759	3.500	04/25/35	1,020,702

FNMA REMIC Series 2015-19, Class CA
671,532	3.500	01/25/43	704,228

FNMA REMIC Series 2015-2, Class PA
519,632	2.250	03/25/44	522,390

FNMA REMIC Series 2016-104, Class BA
543,755	3.000	01/25/47	562,108

FNMA REMIC Series 2016-53, Class BV
773,081	3.500	11/25/27	814,831

FNMA REMIC Series 2016-96, Class A
593,070	1.750	12/25/46	587,013

FNMA REMIC Series 2017-7, Class JA
539,980	2.000	02/25/47	539,330

FNMA REMIC Series 2019-10, Class PT
618,931	3.500	03/25/49	650,726

GNMA REMIC Series 2009-65, Class AF
58,162	4.000	07/20/39	59,975

GNMA REMIC Series 2010-115, Class QJ
31,354	3.500	11/20/38	31,417

GNMA REMIC Series 2010-14, Class PA(d)
32,158	3.000	02/20/40	32,562

GNMA REMIC Series 2010-89, Class GL(d)
136,400	4.000	05/20/39	138,849

GNMA REMIC Series 2012-13, Class EG
1,399,883	2.000	10/20/40	1,401,589

GNMA REMIC Series 2013-188, Class LE
1,077,604	2.500	11/16/43	1,082,773

GNMA REMIC Series 2015-94, Class AT
432,443	2.250	07/16/45	435,673

GNMA REMIC Series 2019-21, Class MA(d)
863,838	3.500	09/20/47	901,131

GNMA Series 2015-65, Class BD
647,647	2.250	05/20/45	648,583

GSR Mortgage Loan Trust Series 2003-6F, Class A1
16,949	3.000	09/25/32	16,930

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(c)
(1M USD LIBOR + 0.440%)
142,323	2.263	05/25/35	141,283

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
381,442	4.360	01/25/36	388,166

Impac CMB Trust Series 2003-2F, Class A(e)
153,667	5.730	01/25/33	160,381

The accompanying notes are an integral part of these financial statements.	31

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-8, Class 2A1(b)
(1M USD LIBOR + .900%)
$ 16,539	2.723%	10/25/33	$16,725

Impac CMB Trust Series 2004-7, Class 1A1(b)
(1M USD LIBOR + 0.740%)
56,942	2.563	11/25/34	58,151

Impac CMB Trust Series 2005-2, Class 2A2(b)
(1M USD LIBOR + 0.800%)
64,456	2.623	04/25/35	63,186

Impac Secured Assets Corp. Series 2006-1, Class 2A1(b)
(1M USD LIBOR+ 0.350%)
371,287	2.173	05/25/36	363,229

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
47,879	4.546	10/25/34	47,765

Lehman XS Trust Series 2005-7N, Class 1A1A(b)
(1M USD LIBOR 0.540%)
113,732	2.363	12/25/35	112,516

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
67,437	4.713	04/21/34	69,027

Master Alternative Loans Trust Series 2004-9, Class A6(e)
2,491	5.643	08/25/34	2,530

MortgageIT Trust Series 2005-1, Class 1A1(b)
(1M USD LIBOR + 0.640%)
475,197	2.463	02/25/35	480,868

MortgageIT Trust Series 2005-1, Class 1A2(b)
(1M USD LIBOR+ 0.780%)
408,739	2.603	02/25/35	412,824

Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
18,587	4.411	09/25/34	18,865

Securitized Asset Sales, Inc. Series 1993-7, Class TA6
2,567	6.250	12/25/23	2,576

Sequoia Mortgage Trust Series 10, Class 1A(b)
(1M USD LIBOR + 0.800%)
27,585	2.646	10/20/27	27,506

Sequoia Mortgage Trust Series 2003-2, Class A1(b)
(1M USD LIBOR+ 0.660%)
46,566	2.506	06/20/33	47,422

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
193,495	4.076	10/25/33	198,574

Vendee Mortgage Trust Series 1996-2, Class 1Z
53,708	6.750	06/15/26	59,643

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,328,646)			$22,219,958

Commercial Mortgage Obligations – 2.5%
GNMA REMIC Series 2010-141, Class B
$ 620,619	2.717%	02/16/44	$624,768

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
GNMA REMIC Series 2014-47, Class BC
$ 848,679	3.574%	06/16/45	$862,643

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,470,944)			$1,487,411

Federal Agencies – 17.4%
FHLMC
7,002	6.000	10/01/23	7,737
22,680	5.000	05/01/27	24,223
313,774	2.500	04/01/28	317,264
(12M USD LIBOR + 1.600%)
509,681	2.776(b)	07/01/45	516,539
(12M USD LIBOR + 1.582%)
577,304	2.633(b)	07/01/46	585,025

FNMA
587,594	3.500	12/01/27	609,762
519,288	2.500	03/01/28	526,055
1,016,705	2.500	05/01/28	1,029,905
390,482	2.500	01/01/30	394,948
758,609	2.500	02/01/32	767,330
378,865	3.500	10/01/32	392,005
857,991	3.000	08/01/33	877,612
(12M USD LIBOR + 1.740%)
28,399	4.152(b)	10/01/34	29,182
(12M USD LIBOR + 1.586%)
468,059	2.613(b)	12/01/45	474,763

GNMA(b)
(1Y US Treasury Yield Curve rate + 1.500%)
91	4.125	11/20/24	94
(1Y US Treasury Yield Curve rate + 1.500%)
180	4.125	12/20/24	181
(1Y US Treasury Yield Curve rate + 1.500%)
4,437	3.875	04/20/26	4,448
(1Y US Treasury Yield Curve rate + 1.500%)
2,962	3.750	08/20/26	2,977
(1Y US Treasury Yield Curve rate + 1.500%)
5,055	4.000	01/20/28	5,226
UMBS
3	5.500	06/01/20	3
678,875	3.000	11/01/26	697,227
582,044	3.000	12/01/26	598,610
4,997	7.000	11/01/31	5,153
579,564	5.000	02/01/32	618,672
119,225	6.000	07/01/33	132,013
971,180	3.500	07/01/34	1,011,100
536,827	3.500	08/01/35	558,953

TOTAL FEDERAL AGENCIES
(Cost $10,171,819			$10,187,007

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $32,971,409)			$33,894,376

32	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Government Agency Obligations – 26.0%
FFCB(d)
$1,000,000	1.170%		01/13/20	$999,166
1,000,000	1.400		04/13/20	998,873
1,000,000	1.420		06/29/20	998,823
1,000,000	1.350		09/21/20	997,928

FHLB
1,000,000	2.000	(d)	09/06/22	1,000,037
600,000	3.000		12/09/22	626,278

FHLMC(d)
1,000,000	1.875		11/27/20	1,002,813
900,000	2.000		12/18/20	904,052
500,000	3.100		06/29/23	504,426
1,000,000	2.000	(e)	06/14/27	1,000,122

FNMA
500,000	2.500		02/05/24	518,601
1,000,000	1.750	(d)	11/20/20	1,000,782
500,000	1.250		05/06/21	497,601
1,000,000	1.400	(d)	08/25/21	996,817
900,000	2.075	(d)	02/28/22	907,802
500,000	2.000		10/05/22	506,621
1,000,000	2.875		09/12/23	1,048,838
750,000	1.625		10/15/24	750,402

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,169,626)				$15,259,982

U.S. Treasury Obligations – 11.9%
United States Treasury Inflation Indexed Bonds
$ 849,059	0.125%		04/15/20	$844,515
1,107,698	0.125		04/15/22	1,099,148

United States Treasury Notes
750,000	1.625		06/30/20	750,000
500,000	2.250		03/31/21	504,551
2,000,000	2.250		07/31/21	2,023,125
750,000	2.000		04/30/24	765,029
1,000,000	2.125		11/30/24	1,027,930

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,001,780)				$7,014,298

Asset-Backed Securities – 4.1%
Home Equity(b) – 2.7%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$ 922,227	2.723%		04/25/34	$927,265

Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
301,327	2.903		03/25/33	298,078

Terwin Mortgage Trust Series 2004-7HE, Class A3(f)
(1M USD LIBOR + 0.700%)
238,525	2.523		07/25/34	240,309

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity(b) – (continued)
Terwin Mortgage Trust Series 2004-9HE, Class A1(f)
(1M USD LIBOR + 0.400%)
$ 111,394	2.223%	09/25/34	$110,941

			1,576,593

Other – 1.4%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4(b)
(1M USD LIBOR + 0.900%)
231,718	2.723	11/25/34	234,006

Towd Point Mortgage Trust Series 2016-3, Class A1(a)(f)
588,005	2.250	04/25/56	586,689

			820,695

TOTAL ASSET-BACKED SECURITIES
(Cost $2,064,676)			$2,397,288

Shares	Dividend Rate		Value

Investment Company – 1.5%
State Street Institutional US Government Money Market Fund – Premier Class
856,810	1.741%		$856,810
(Cost $856,810)

TOTAL INVESTMENTS – 101.2%
(Cost $58,064,301)			$59,422,754

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%			(718,824)

NET ASSETS – 100.0%			$58,703,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2019.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(d)	Security with “Call” features with resetting interest rates.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2019. Maturity date disclosed is the ultimate maturity.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2019

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
UMBS	—UniformMortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

Collateralized Mortgage Obligations	37.8%	24.0%
U.S. Government Agency Obligations	26.0	41.7
Federal Agencies	17.4	10.9
U.S. Treasury Obligations	11.9	17.7
Asset-Backed Securities	4.1	3.8
Commercial Mortgage Obligations	2.5	2.3
Investment Company	1.5	—
Repurchase Agreement	—	0.3

TOTAL INVESTMENTS	101.2%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2019.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2019, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 8.89%.

Over the one-year period ended October 31, 2019, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 7.98%.

Over the one-year period ended October 31, 2019, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 7.80%.

These returns compare to the 8.64% annualized total return of the Bloomberg Barclays Capital 3-15 Year Blend Municipal Bond Index (the “Index”) for the same period.

Q: What were the material factors that affected the Funds’ performance relative to their benchmark during the reporting period?

A: Regarding the National Fund’s performance, being long relative to the Index’s duration supported performance. Sector positioning was also positive. The relative underweight position to the Transportation sector detracted and while the Water/Sewer and Power sector underweight positions were additive. The Fund’s cash position lagged. The relative overweight position to the Lease, Higher Education, Housing and Hospital sectors enhanced returns. The underweight position to the Industrial Development Revenue/Pollution Control Revenue (“IDR/PCR”) and Resource Recovery sectors supported relative performance period. Overall, curve positioning was positive for the period. The positive effects of the exposures on the long-end of the curve were enough to offset lower performing short exposures.

Regarding the Missouri Fund’s, performance, being short relative to the Index’s duration hampered performance. Sector positioning was positive. The relative underweight position to the Transportation sector detracted and while the Water/Sewer and Power sector underweight positions were additive. The Fund’s cash position lagged. The relative overweight position to the Lease, Higher Education, Housing and Hospital sectors enhanced returns. The underweight position to the IDR/PCR and Resource Recovery sectors supported relative performance during the period. Overall, curve positioning was negative for the period. The positive effects of the exposures on the long-end of the curve were not enough to offset lower performing short exposures.

Regarding the Kansas Fund’s performance, being short relative to the Index’s duration detracted from performance. Sector positioning was positive. The relative underweight position to the Transportation sector detracted and while the Water/Sewer and Power sector underweight positions were additive. The Fund’s cash position lagged. The relative overweight position to the Lease, Higher Education, Housing and Hospital sectors enhanced returns. The underweight position to the IDR/PCR and Resource Recovery sectors supported relative performance during the period. Overall, curve positioning was negative for the period. The positive effects of the exposures on the long-end of the curve were not enough to offset lower performing short exposures.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Regarding each of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds, no significant adjustments were made to the Fund’s portfolio during the period. Our focus was on the higher-yielding, non-essential service revenue sectors, where we sought to identify solid risk-adjusted value opportunities. However, we emphasized less credit and duration risk in each of the Fund’s portfolios during the period. States where we believed we found attractive local opportunities for the Funds included Illinois, Indiana, Pennsylvania, Utah, Missouri, Kansas, Rhode

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview (continued)

Island and Florida. Going forward, we plan to maintain the Fund’s positions in sectors such as housing, higher education, hospitals and lease revenue bonds.

Q: Could you describe some specific strategies or holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were Delaware Valley PA Regional Financial Authority Ser A 5.0% due 9/1/2033, Washoe County NV School District School Improvement — Ser C 3.0% due 10/1/2036 and Public Finance Authority WI Revenue Taxable — Ref — HI Pac Health Obligation Group — Ser A 4.082% due 7/1/2029.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were Illinois State Finance Authority Revenue Ref — OSF Healthcare Sys 3.25% due 5/15/2039, Washington CA Unified School District Yolo County Capital Appreciation Election 2004 Ser A 0% due 8/1/2029 and Jackson County MO School District Hickmann MLS C-1 Certificate of Participation — Energy Conservation Project 3.375% due 4/15/2032.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were Wyandotte County KS School District #204 Ser A 3.0% due 9/1/2037, Clark County NV Ref — Las Vegas Convention & Visitors Authority — Ser C 3% due 7/1/2035 and Unified Fire Service Area UT Local Building Authority Lease Revenue Ref 3.0% due 4/1/2035.

Q: What were some examples of strategies or holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, Pennsylvania State Housing Finance Agency SF Mortgage Revenue Ser 130a 2.05% due 4/1/2030, Fayette County KY School District Fin Corp 4.0% due 2/1/2030 and Mount Prospect IL Ref-Ser A 3.0% due 12/1/2028 did not meet our expectations.

In the Missouri Tax-Free Intermediate Bond Fund, Festus MO #R-VI School District Lease Certificate of Participation School District Project 5.0% due 4/1/2028, Franklin County MO Certificate of Participation Ref-Ser B 4.0% due 4/1/2028 and Missouri State Health & Educational Facilities Authority Health Facilities Revenue Ref-Cox Health-Ser A 5.0% due 11/15/2032 did not meet our expectations.

In the Kansas Tax-Free Intermediate Bond Fund, Topeka KS Utility Revenue Ref-Ser A 3.0% due 8/1/2028, Salina KS Water & Sewer Revenue Ref-Ser A 3.0% due 10/1/2027 and Topeka KS Ref-Ser A 2.0% due 8/15/2028 did not meet our expectations.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return(c)	Index

National Tax-Free Intermediate Bond Fund	8.89%	8.64%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2019(b)

Standardized Average Annual Total Return through September 30, 2019(b)	One Year	Five Years	Ten Years

National Tax-Free Intermediate Bond Fund(a)	8.06%	3.16%	3.77%

Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	7.86%	3.23%	3.79%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

National Tax-Free Intermediate Bond Fund(a)	8.89%	3.06%	3.94%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

National Tax-Free Intermediate Bond Fund	0.59%	0.59%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2019) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2019

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.6%
Alabama – 1.0%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$1,932,076
1,705,000	5.000		09/01/26	2,066,784

				3,998,860

Alaska – 1.9%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,221,470

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,119,160
1,000,000	5.000		10/01/25	1,192,660
1,000,000	5.000	(a)	10/01/28	1,229,100

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	520,686

University of Alaska AK Revenue Bonds (Refunding) Series V-2 (A+/Baa1)
500,000	4.000		10/01/25	564,610

University of Alaska AK Revenue Bonds (Refunding-General) Series S (A+/Baa1)(a)
2,050,000	4.000		10/01/26	2,223,737

				8,071,423

Arizona – 1.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	703,514
750,000	4.750		01/01/22	753,892
1,000,000	5.000		01/01/25	1,005,490

Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	978,622

McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,227,060

Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,097,890
1,000,000	5.000		06/01/23	1,134,020

Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,188,075

				8,088,563

Arkansas(a) – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)
980,000	4.000		11/01/31	1,137,133
1,095,000	4.000		11/01/34	1,254,301
1,000,000	4.000		11/01/35	1,142,050

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas(a) – (continued)
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
$ 500,000	5.000%		10/01/31	$625,720
1,000,000	5.000		10/01/32	1,247,290

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
645,000	4.000		03/01/30	722,851
635,000	4.000		03/01/32	703,936
500,000	4.000		03/01/36	549,185

				7,382,466

California – 0.2%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa2)(b)(c)
450,000	0.000		08/01/26	516,393

University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,764

				752,157

Colorado – 1.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
215,000	4.500		03/01/20	217,169

Colorado Springs CO Utilities System Revenue Bonds (Variable System Improvement) Series A (AA+/Aa2)(a)(d)(e)
4,900,000	1.120		11/01/41	4,900,000

Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College – Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	513,693
850,000	4.000		11/01/32	966,603

				6,597,465

Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,251,170
1,000,000	5.000	(a)	07/01/29	1,248,890

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
750,000	3.250		11/15/24	778,913
1,115,000	3.750		11/15/27	1,171,140

				4,450,113

Florida – 2.4%
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
1,000,000	2.000		07/01/27	1,007,960
925,000	2.050		01/01/28	933,196
960,000	2.100		07/01/28	969,331
975,000	2.125	(a)	01/01/29	984,925

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
$ 35,000	5.500%	07/01/21	$36,683

Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	808,839

Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000	10/01/22	1,035,050

Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(f)
240,000	5.500	10/01/20	249,403

Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)(f)
760,000	5.500	10/01/20	790,134

Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	721,545

Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	545,790

Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
260,000	5.000	12/01/19	260,668
330,000	5.000	12/01/20	341,910

Tampa FL Health System Revenue Bonds Series A (NR/Aa3)(a)(f)
1,300,000	5.250	05/15/20	1,328,249

			10,013,683

Georgia – 0.3%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
45,000	5.500	08/01/23	48,799

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,210,210

			1,259,009

Illinois – 12.1%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000	06/01/28	746,651

Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds – Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400	12/01/28	301,071

Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000	12/01/37	1,618,125

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
$1,460,000	4.000%		12/01/34	$1,616,892

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,298,462

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	521,245

DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	417,520

DeKalb, Kane & Lasalle Counties IL Community College District No. 523 GO Bonds Series B (AA-/NR)(a)(b)
1,235,000	0.000		02/01/23	1,085,886

Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,525,472

Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,094,550

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	561,641
550,000	3.000		01/01/25	589,628
1,140,000	5.000		01/01/26	1,368,901
525,000	5.000	(a)	01/01/28	637,665

Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,306,620

Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa2)(a)
470,000	4.850		01/01/26	472,562

Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
440,000	4.500		12/01/20	454,978

Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A3)(a)
1,000,000	4.000		11/15/33	1,077,370

Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (NR/NR)(a)(f)
1,210,000	5.500		02/15/20	1,224,568

Illinois State Finance Authority Revenue Bonds Subseries C-1 (JP Morgan Chase Bank SPA) (AA/Aa3)(a)(d)(e)
2,500,000	1.180		11/01/38	2,500,000

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,822,091

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,134,350

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
$2,450,000	4.000%	01/01/33	$2,737,017

Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	1,055,160

Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000	01/01/24	1,357,613

Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	793,125

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	562,855
515,000	4.000	12/15/35	585,205
535,000	4.000	12/15/36	606,604
555,000	4.000	12/15/37	626,312
580,000	4.000	12/15/38	653,382
600,000	4.000	12/15/39	674,244

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	896,027
765,000	4.000	01/01/25	854,283

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	915,270
685,000	4.000	12/01/24	753,959
735,000	4.000	12/01/25	820,885

Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(b)
4,770,000	0.000	11/01/23	4,486,662

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	909,646
905,000	5.000	12/30/28	1,137,467
960,000	5.000	12/30/29	1,223,606

			50,025,570

Indiana – 7.0%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	2,047,599
1,000,000	4.000	01/15/35	1,128,640

Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,621,946

Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	916,213

Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	695,284

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
$1,000,000	4.000%	07/15/32	$1,139,940

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	612,765
425,000	5.000	02/01/27	480,467
700,000	5.000	02/01/28	790,573
600,000	5.000	02/01/29	676,950

Indiana Finance Authority Revenue Bonds (Variable-Ascension Health) Series E4 (AA+/Aa2)(a)(d)(e)
4,000,000	1.080	11/15/36	4,000,000

Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	895,228

Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	535,141

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,153,920

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,110,100

Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000	08/01/30	1,825,572

Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (AA+/NR)(a)
1,320,000	5.000	07/15/32	1,594,877

St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,822,215

Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	929,169

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000	07/15/30	764,169
500,000	5.000	07/15/31	608,575
500,000	5.000	07/15/32	606,055

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (A/NR)(a)
1,000,000	5.000	01/15/31	1,165,850
750,000	5.000	07/15/31	873,945

			28,995,193

Iowa(a)(d)(e) – 0.2%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,000,000	1.090	07/01/47	1,000,000

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – 1.9%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
$ 700,000	4.000%		09/01/33	$775,831
700,000	4.000		09/01/34	774,095

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000		07/01/36	1,648,350

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,194,543
910,000	5.000		09/01/34	1,064,746

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)
1,000,000	5.000		09/01/30	1,231,880
1,000,000	5.000		09/01/31	1,228,240

				7,917,685

Kentucky – 2.5%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,166,530

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	480,436

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,197,910
750,000	5.000	(a)	05/01/28	907,628
915,000	5.000	(a)	05/01/29	1,101,550

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	912,525

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	556,162
595,000	5.000		06/01/21	628,147
590,000	5.000		06/01/22	643,973
610,000	5.000		06/01/23	685,585
690,000	5.000		06/01/24	796,226

Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,341,468

				10,418,140

Louisiana – 3.9%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	542,405
530,000	4.000		03/01/25	595,943
550,000	4.000		03/01/26	627,369
570,000	4.000		03/01/27	658,852
450,000	4.000	(a)	03/01/28	516,303

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)(a)(f)
$5,000,000	5.500%		10/01/20	$5,195,900

Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (NR/#Aaa)(a)(f)
3,715,000	5.250		10/01/21	4,004,584

Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	921,592

Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,853,550

St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,133,850

				16,050,348

Maine – 3.4%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,849,177

Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,121,410

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,216,680

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,059,120

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,322,672
835,000	2.050		11/15/25	851,792
1,000,000	2.100		11/15/26	1,020,490

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	837,018
870,000	2.250		11/15/30	866,433
905,000	2.350		11/15/31	902,059

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
500,000	5.000		01/01/22	536,350
145,000	5.000		01/01/23	159,814
470,000	5.000		01/01/24	532,345
215,000	5.000	(a)	01/01/34	247,491
330,000	5.000	(a)	01/01/35	379,167

				13,902,018

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
2,000,000	2.800		03/01/26	2,111,160

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Massachusetts – 1.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
$ 310,000	5.100%	01/01/25	$311,934

Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
495,000	4.250	07/01/22	510,083

Massachusetts State Health & Educational Facilities Authority Revenue Bonds Series 1997 (AA-/Aa3)(a)(d)(e)
2,500,000	1.130	07/01/27	2,500,000

Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	2.500	12/01/20	312,269
300,000	2.700	06/01/21	303,930
305,000	3.050	06/01/22	314,071
315,000	3.250	06/01/23	329,276

			4,581,563

Michigan – 7.6%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000	05/01/24	844,274

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000	07/01/30	544,854
495,000	5.000	07/01/32	597,663

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000	07/01/31	461,240

Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000	12/01/29	1,689,600
1,375,000	4.000	12/01/30	1,533,400

Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000	05/01/25	1,009,400

Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000	05/01/23	1,214,751

Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000	05/01/31	2,732,515

Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000	11/01/30	1,163,060

Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000	05/01/26	886,987

Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000	10/15/36	1,439,295

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A1)(a)
$1,590,000	4.000%		12/01/36	$1,778,860

Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,848,735

Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	517,345
1,000,000	2.866		10/01/25	1,038,660

Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	409,088
470,000	2.550	(a)	04/01/28	479,203
410,000	2.600	(a)	10/01/28	418,352

Michigan State University Revenue Bonds Series A (SPA – Royal Bank of Canada) (AA/Aa2)(a)(d)(e)
5,000,000	1.160		08/15/30	5,000,000

Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,089,280

Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,308,527

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	852,968

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	732,830

Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
875,000	5.000		11/15/24	876,032

Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(f)
795,000	5.000		11/15/19	795,922

				31,262,841

Minnesota – 0.1%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A1)
500,000	4.000		10/01/21	526,235

Mississippi(a) – 1.4%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
1,560,000	4.000		09/01/33	1,756,076

Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
600,000	4.000		04/01/34	661,656

42	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi(a) – (continued)
Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)
$ 490,000	5.250%		03/01/34	$603,739
810,000	5.250		03/01/36	992,939

Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)
300,000	5.000		11/01/29	369,990
400,000	5.000		11/01/30	489,524
500,000	5.000		11/01/31	610,720
400,000	5.000		11/01/32	486,424

				5,971,068

Missouri – 0.7%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(f)
500,000	5.000		04/01/22	546,090

Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
1,010,000	4.250		02/15/21	1,031,675

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
1,155,000	5.000		03/01/27	1,400,033

				2,977,798

Montana(a) – 0.2%
Yellowstone County MT School District No. 26 GO Bonds Series 2018 (A/NR)
600,000	5.000		07/01/38	732,408

Nebraska – 0.8%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
1,000,000	5.000		11/15/34	1,200,320

Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,941,363

Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	35,211

				3,176,894

Nevada – 1.2%
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	4,928,090

New Jersey – 3.7%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	811,765
500,000	4.000		06/15/27	580,945
500,000	4.000	(a)	06/15/28	579,665
760,000	4.000	(a)	06/15/29	876,744

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
$ 785,000	3.150%		06/15/25	$820,262

New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
890,000	4.750		12/01/23	892,287

New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(b)
1,255,000	0.000		12/15/26	1,087,558

Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa1)
65,000	5.750		02/15/21	67,263

Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,628,109
1,830,000	5.000		11/01/22	2,012,597

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,589,996
1,530,000	4.000		12/01/23	1,692,746
690,000	4.000		12/01/26	803,319
705,000	4.000		12/01/27	828,735
730,000	4.000	(a)	12/01/28	851,370

				15,123,361

New Mexico(a) – 1.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	956,058
500,000	4.000		06/01/30	563,295
1,000,000	4.000		06/01/32	1,113,780
500,000	4.000		06/01/33	555,725

University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
1,685,000	2.250		06/01/27	1,727,631

				4,916,489

New York(a) – 1.4%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	570,045

New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	255,707

New York City Water & Sewer System Revenue Bonds (Second Generation) Series CC (AA+/Aa1)(d)(e)
5,000,000	1.110		06/15/41	5,000,000

				5,825,752

The accompanying notes are an integral part of these financial statements.	43

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
North Carolina – 1.1%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
$1,220,000	3.200%		01/01/29	$1,313,904

North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,215,478

Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	200,878
420,000	3.000		06/01/21	431,558
330,000	4.000		06/01/22	351,090
350,000	4.000		06/01/23	380,195
480,000	4.000	(a)	06/01/25	520,862

				4,413,965

Ohio – 6.3%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
885,000	4.000		12/01/29	988,669
960,000	4.000		12/01/31	1,061,818

Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	660,429

Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	637,263

Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,175,519

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	949,862
1,115,000	5.000	(a)	10/01/28	1,375,051

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	702,734
650,000	4.000		12/01/27	721,461
665,000	4.000		12/01/28	736,321
500,000	4.000		12/01/29	551,770

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	828,255
2,245,000	4.000		12/01/36	2,550,365
2,170,000	4.000		12/01/37	2,455,767

Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,256,753
1,045,000	5.000		12/01/27	1,312,436

Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)(a)
1,000,000	5.000		05/01/27	1,158,630
1,000,000	5.000		05/01/28	1,155,810
750,000	5.000		05/01/29	862,665

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Water Development Authority Water Pollution Control Revenue Bonds (Loan Fund) Series A (AAA/Aaa)(a)(d)(e)
$4,225,000	1.090%		12/01/36	$4,225,000

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	778,813

				26,145,391

Oklahoma – 1.7%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,576,678
1,795,000	4.000	(a)	12/01/30	2,090,134

McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Purcell Public Schools Project) Series 2018 (A/NR)(a)
1,000,000	5.000		09/01/31	1,232,220

Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,259,140

				7,158,172

Pennsylvania – 10.3%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,977,310

Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,473,613

Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	584,075
450,000	5.000	(a)	07/01/26	522,333
490,000	5.000	(a)	07/01/27	567,567

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,209,810

Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)(g)
1,500,000	4.000		02/15/22	1,582,545
1,790,000	4.000		02/15/23	1,929,441

Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)(a)
1,250,000	5.250		10/01/31	1,282,525

Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,783,130

Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa2)(a)
795,000	2.100		10/01/30	782,415

44	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
$1,500,000	5.000%		06/01/29	$1,784,445

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,726,750

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	587,635

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,150,010

Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(b)
5,000,000	0.000		04/15/20	4,959,350

Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,277,636

Salisbury Township PA School District GO Bonds Series A (AA/NR)(a)
1,390,000	4.000		02/15/27	1,551,310

Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,206,350

Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,097,131

State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,241,811

Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
550,000	4.000		07/01/25	622,232
520,000	4.000		07/01/27	604,547
400,000	5.000	(a)	07/01/28	492,876
500,000	4.000	(a)	07/01/33	552,920

Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,161,100
2,205,000	4.000	(a)	11/01/29	2,383,318

Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	747,526
840,000	4.000	(a)	05/15/27	961,338

York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,924,934

				42,727,983

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – 2.4%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
$1,600,000	5.000%		11/01/30	$2,015,632
1,685,000	5.000		11/01/31	2,116,579
760,000	4.000		11/01/32	876,105
980,000	4.000		11/01/33	1,127,186

Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,226,100

Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,005,537

Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,447,217

Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
205,000	3.500		04/01/22	211,164

				10,025,520

South Carolina – 0.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,154,050

Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,173,590

				2,327,640

South Dakota – 0.8%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
670,000	2.700		05/01/25	705,684

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	850,635
825,000	5.000		09/01/24	960,910
605,000	5.000		09/01/25	722,673

				3,239,902

Tennessee – 0.7%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
500,000	5.000		07/01/28	620,615
600,000	5.000	(a)	07/01/29	737,484
500,000	5.000	(a)	07/01/30	610,425

Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
565,000	3.500		07/01/27	577,865

The accompanying notes are an integral part of these financial statements.	45

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
$ 330,000	4.050%	01/01/38	$350,463

			2,896,852

Texas – 7.0%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/30	1,164,220
1,000,000	4.000	08/15/31	1,160,200

Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	869,036

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	619,078
485,000	4.000	12/01/32	549,694

Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000	08/01/32	851,743
500,000	4.000	08/01/33	570,360

Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,108,597
980,000	5.000	09/01/28	1,166,994

Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,924,600

El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,234,760

El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	908,032
425,000	4.000	02/15/37	471,117

EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,076,150

Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	235,712

Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	356,889

Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,120,980

McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/25	851,240

Texas State GO Bonds Series D (SPA – Federal Home Loan Bank) (NR/Aaa)(a)(d)(e)
2,925,000	1.180	06/01/45	2,925,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
$ 880,000	4.000%	09/01/31	$1,010,117
870,000	4.000	09/01/32	995,637
750,000	4.000	09/01/33	856,447

			29,026,603

Utah – 0.8%
Ogden City School District Municipal Building Authority Lease Revenue Bonds Series 2018 (NR/A1)(a)
1,280,000	5.000	01/15/32	1,572,365

Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000	07/01/26	1,208,130

Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000	07/01/34	607,345

			3,387,840

Vermont – 0.9%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,035,360

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	341,943
400,000	5.000	06/15/25	465,860
400,000	5.000	06/15/26	474,548
780,000	5.000	06/15/27	940,087

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AA/NR)
410,000	4.000	06/15/20	416,056

			3,673,854

Washington – 2.1%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(a)(d)(e)
3,000,000	1.130	07/01/32	3,000,000

Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	266,960

Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)(a)
900,000	3.600	06/01/26	957,888

Seattle WA Municipal Light & Power Revenue Bonds (Refunding) Series C-2 (AA/Aa2)(d)(e)
1,435,000	1.270	11/01/19	1,435,000

Washington State GO Bonds (Built America) Series D (AA+/Aaa)(a)
1,485,000	4.586	08/01/21	1,555,478

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
495,000	5.000	08/15/27	592,347

46	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)(a)
$ 150,000	5.000%	10/01/30	$189,843

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
775,000	3.450	12/01/30	820,384

			8,817,900

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,526,445

Wisconsin(a) – 1.2%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	595,052
765,000	4.000	03/01/31	867,999
540,000	4.000	03/01/32	611,096

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,600,589

Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,105,790

			4,780,526

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $394,316,274)			$412,204,945

Shares		Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund – Premier Class
853,954		1.741%	$853,954
(Cost $853,954)

TOTAL INVESTMENTS – 99.8%
(Cost $395,170,228)			$413,058,899

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			733,560

NET ASSETS – 100.0%			$413,792,459

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Step up Bond. Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(d)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2019.

(e)	Rate shown is that which is in effect on October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Prerefunded security. Maturity date disclosed is prerefunding date.

(g)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
SPA	—Stand-by Purchase Agreement
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	47

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

General Obligation	33.7%	27.9%
Lease	13.4	13.5
Education	12.6	12.2
Hospital	9.3	12.2
Limited Tax	7.3	9.1
Prerefunded/Escrow to Maturity	4.6	4.3
Single Family Housing	4.5	2.5
Water/Sewer	4.3	4.1
Transportation	3.4	6.1
Power	3.2	3.4
Student	1.3	1.1
Multi Family Housing	1.2	1.5
Not For Profit	0.6	0.7
Investment Company	0.2	—
Crossover	0.2	0.2
Repurchase Agreement	—	1.0
Treasuries	—	0.6

TOTAL INVESTMENTS	99.8%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return(c)	Index

Missouri Tax-Free Intermediate Bond Fund	7.98%	8.64%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2019(b)

Standardized Average Annual Total Return through September 30, 2019(b)	One Year	Five Years	Ten Years

Missouri Tax-Free Intermediate Bond Fund(a)	7.21%	2.90%	3.17%

Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	7.86%	3.23%	3.79%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

Missouri Tax-Free Intermediate Bond Fund(a)	7.98%	2.81%	3.33%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

Missouri Tax-Free Intermediate Bond Fund	0.63%	0.63%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2019) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 97.7%
California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
$2,000,000	0.000%	07/01/27	$1,731,100

Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000	08/01/28	2,704,494

Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000	08/01/29	1,950,840

			6,386,434

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000	10/01/33	2,258,060

Illinois – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)(b)
2,500,000	3.250	05/15/39	2,487,050

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)(b)
3,000,000	2.900	08/01/31	3,086,490

Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)(b)
2,000,000	4.125	02/01/30	2,152,100

Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(a)
95,000	0.000	11/01/19	95,000

			7,820,640

Indiana(b) – 0.6%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000	01/15/35	2,257,280

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,555,021

Maine(b) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	3,019,870

Michigan(b) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,807,863

Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	3,027,689

			4,835,552

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 87.3%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
$ 760,000	4.000%	08/15/28	$873,521
645,000	4.000	08/15/29	736,442
825,000	4.000	08/15/30	936,631
555,000	4.000	08/15/31	627,289

Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(b)
1,000,000	5.000	10/01/33	1,101,320

Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000	03/01/27	2,111,440

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000	10/01/33	2,286,646
1,655,000	4.000	10/01/34	1,825,482

Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000	06/01/26	816,218

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000	03/01/31	1,045,368
750,000	4.000	03/01/37	850,920

Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	651,924

City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000	10/01/27	3,776,468

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000	03/01/34	1,113,530
1,000,000	4.000	03/01/35	1,111,310
1,000,000	4.000	03/01/36	1,106,440

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000	03/01/33	1,119,240
1,000,000	4.000	03/01/34	1,113,530

Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(b)
1,735,000	4.000	03/01/30	2,000,802

Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000	03/01/23	3,504,594

Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(b)
810,000	5.200	12/01/23	812,171

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000	10/01/42	526,860

50	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
$1,075,000	4.000%		04/01/27	$1,247,226
1,100,000	4.000	(b)	04/01/28	1,268,399

Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,525,069
1,215,000	5.000		12/01/25	1,462,532

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000		03/01/32	1,308,113
1,200,000	4.000		03/01/33	1,361,496
625,000	4.000		03/01/34	707,719

Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	873,768
830,000	5.000	(b)	04/01/30	1,047,651
905,000	5.000	(b)	04/01/31	1,137,069

Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(b)
130,000	5.000		09/01/20	130,252

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,139,910

Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
1,130,000	5.000		09/01/36	1,388,973
1,000,000	5.000		09/01/37	1,224,590

Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(c)
4,280,000	5.000		04/01/22	4,674,530

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,045,957

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,036,279
985,000	4.000		03/01/32	1,120,428

Greene County MO Special Obligation Revenue Bonds (Build America Bonds) Series A (NR/Aa3)
420,000	5.100		12/01/19	421,037

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(b)
500,000	5.625		03/01/25	506,250

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,769,509

Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,288,860

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
$1,500,000	4.000%		03/01/30	$1,696,305

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	619,944
875,000	3.000		04/01/23	913,124
500,000	3.000		04/01/24	527,925
960,000	3.000	(b)	04/01/26	1,008,413

Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(b)
500,000	5.000		12/01/20	501,430

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	553,815
900,000	4.000		05/01/25	1,015,614
700,000	4.000	(b)	05/01/27	798,798
630,000	4.000	(b)	05/01/29	714,130
675,000	4.000	(b)	05/01/30	761,906

Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	983,220
580,000	4.000		03/01/30	669,720

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,000,000	5.500		03/01/35	1,323,310
1,000,000	5.500		03/01/36	1,321,480

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(b)
475,000	3.000		04/15/28	489,654
575,000	3.250		04/15/30	594,746
550,000	3.300		04/15/31	568,678
700,000	3.375		04/15/32	724,129

Jackson County MO School District No. 58 GO Bonds Series B (NR/Aa3)
2,020,000	4.000		03/01/26	2,333,039
1,365,000	4.000	(b)	03/01/28	1,589,502

Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(b)
1,000,000	5.000		12/01/25	1,169,830

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(b)
1,345,000	4.000		12/01/26	1,526,911
1,455,000	4.000		12/01/28	1,633,936

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(b)
595,000	4.250		12/01/23	646,408

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
920,000	3.850		12/01/20	945,558
500,000	4.350	(b)	12/01/23	530,370
820,000	4.500	(b)	12/01/24	868,364

The accompanying notes are an integral part of these financial statements.	51

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
$ 15,000	4.000%		03/01/30	$17,040

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
1,525,000	4.000		03/01/29	1,780,651

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(b)
1,000,000	5.500		02/15/31	1,044,700

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,156,870

Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(b)
5,425,000	4.500		02/01/24	5,820,265

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	3,128,112
1,370,000	5.000		03/01/29	1,710,322

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(b)
2,130,000	5.500		09/01/29	2,284,830

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,090,659

Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(b)
760,000	5.000		09/01/31	761,953

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,241,310
1,000,000	5.000	(b)	09/01/31	1,220,100

Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(b)
500,000	5.000		04/15/31	508,015

Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,880,069

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,094,007

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
940,000	4.000		03/01/28	1,091,782

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
1,055,000	4.000		03/01/29	1,220,002
500,000	4.000		03/01/30	574,005

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)
$ 485,000	5.000%		05/01/42	$523,674

Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,109,480

Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,039,360
2,750,000	1.200	(b)(d)	12/01/37	2,750,000

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	754,560

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
3,115,000	5.000		01/01/31	3,523,657

Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000		04/01/28	421,280
425,000	5.000		04/01/31	459,242
475,000	5.000		04/01/32	513,138
500,000	5.000		04/01/33	539,915
500,000	5.000		04/01/34	539,655

Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(b)
2,450,000	5.000		10/01/21	2,534,966

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000		04/01/26	1,129,056
1,825,000	3.000		10/01/26	1,851,572
635,000	2.000		04/01/27	644,798

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
800,000	4.000		04/01/28	885,192

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	737,124
595,000	5.000	(b)	01/01/30	694,484
775,000	5.000	(b)	01/01/31	901,736

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(b)
5,000	5.000		01/01/22	5,015

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(b)
90,000	5.500		01/01/23	90,296

52	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
$ 400,000	3.500%		10/01/21	$415,068
1,850,000	5.250	(b)	10/01/41	1,980,277

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series C-2 (AA+/Aa2)(d)
2,800,000	1.130		11/15/39	2,800,000

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500		06/01/28	1,574,914

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	710,016
640,000	5.000		10/01/26	770,618
2,030,000	5.000		10/01/27	2,481,898

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000		09/01/33	806,660
800,000	5.000		09/01/38	949,576

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000		10/01/26	2,716,992

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000		11/15/35	2,890,550

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000		12/01/33	1,162,860

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)(b)
2,270,000	5.000		12/01/25	2,427,924

Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,375,000	5.000		12/01/31	1,604,749

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
950,000	5.000		06/01/34	1,145,434
1,100,000	5.000		06/01/37	1,316,029

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(b)(c)
4,000,000	5.000		04/01/21	4,211,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
$1,250,000	4.000%		05/15/33	$1,368,612

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/39	1,347,762

Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(b)
500,000	5.000		05/01/30	544,155
1,410,000	5.000		05/01/40	1,508,926

Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000		11/15/19	1,001,130

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(b)(d)
3,375,000	1.130		11/15/26	3,375,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series A (JP Morgan Chase Bank SPA) (AA+/Aa1)(b)(d)
5,000,000	1.200		09/01/30	5,000,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series B (AA+/Aa1)(b)(d)
2,500,000	1.200		09/01/30	2,500,000

Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(b)
610,000	5.250		07/01/42	614,050

Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(b)
500,000	4.375		07/01/30	514,705

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
565,000	2.400		11/01/30	574,605
550,000	2.500		05/01/31	560,241
580,000	2.550		11/01/31	591,275

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
1,255,000	3.550		11/01/30	1,334,128

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
505,000	2.000		11/01/21	509,479
470,000	3.050	(b)	11/01/28	500,329
405,000	3.150	(b)	11/01/29	431,540
465,000	3.250	(b)	11/01/30	496,211

The accompanying notes are an integral part of these financial statements.	53

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
$ 60,000	3.950%	05/01/21	$60,000
70,000	3.950	11/01/21	70,000

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
180,000	3.600	11/01/23	184,966
245,000	3.750	05/01/24	252,137
205,000	3.800	05/01/25	210,578

Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(b)
3,750,000	5.000	11/15/32	4,373,175

Missouri State Public Utilities Commission Revenue Notes Series 2019 (NR/MIG1)(b)
1,350,000	1.500	03/01/21	1,352,092

Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(b)
2,835,000	4.000	04/01/26	3,005,837

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(b)
500,000	4.000	03/01/33	568,020
800,000	4.000	03/01/34	905,296

Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(b)(d)
3,240,000	1.120	11/01/28	3,240,000

Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
2,750,000	4.000	06/01/26	2,903,917
2,925,000	4.000	06/01/27	3,082,423
1,000,000	4.000	06/01/28	1,051,410

O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(b)
1,135,000	4.000	11/01/22	1,198,912

OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(b)
1,000,000	6.400	03/01/30	1,013,920

Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000	09/01/44	553,660

Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000	03/01/30	1,073,990
1,000,000	4.000	03/01/34	1,063,840
1,500,000	4.000	03/01/35	1,591,515

Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000	04/01/23	1,062,350
550,000	4.000	04/01/28	582,533

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b) – (continued)
$ 800,000	4.000%		04/01/29	$848,800
1,475,000	4.000		04/01/30	1,562,246

Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150		07/01/27	232,346
410,000	3.450		07/01/32	421,341

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A/A2)
2,135,000	5.500		07/01/28	2,788,139

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A/A2)
500,000	5.000		07/01/27	621,070
1,000,000	5.000		07/01/28	1,265,800

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
3,000,000	4.000		04/01/23	3,194,430

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,300,000	4.000		04/01/23	1,384,253

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(b)(c)
1,000,000	4.000		04/01/21	1,039,550

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000		03/01/38	596,176

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000		08/01/31	1,463,506

Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	936,868

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,801,935
1,220,000	5.000	(b)	07/01/28	1,497,391
1,400,000	5.000	(b)	07/01/30	1,697,262

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,351,541
1,000,000	4.000	(b)	05/01/26	1,081,170
1,405,000	4.000	(b)	05/01/27	1,515,840

Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,390,069
1,340,000	5.000	(b)	04/01/23	1,460,935

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,113,070

54	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(b)
$1,250,000	5.650%		02/01/30	$1,282,650

St. Charles MO Certificates of Participation Series 2012 (NR/A1)(b)
1,000,000	3.000		05/01/22	1,001,250

St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
1,085,000	5.000		04/01/26	1,277,566

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(b)
1,000,000	4.000		04/01/35	1,123,600
2,000,000	4.000		04/01/36	2,234,480
2,515,000	4.000		04/01/37	2,801,961

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	2,003,474
1,930,000	4.000		04/01/26	2,083,396
2,010,000	4.000		04/01/27	2,167,986

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
1,000,000	4.000		03/01/32	1,109,370

St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	901,224

St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
1,735,000	4.000		04/01/26	1,837,851

St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A/A2)(b)
1,280,000	5.000		07/01/23	1,399,322

St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	768,900
800,000	3.000		04/01/22	828,904
800,000	3.000	(b)	04/01/23	829,448

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,286,227

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,550,234
1,390,000	5.000		04/15/26	1,664,511

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,142,480
2,595,000	4.000	(b)	02/15/35	2,831,093

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
$1,000,000	4.000%		04/01/29	$1,134,890
1,000,000	4.000		04/01/30	1,126,940

St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/Aa3)(b)
695,000	3.250		05/01/21	701,999

Stone County MO Reorganized School District No. 4 (Refunding - MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,905,832
1,840,000	4.000		03/01/34	2,029,373

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(b)
865,000	3.000		06/01/25	919,279

Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(b)
765,000	4.000		06/01/21	776,437

University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,040,403

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	408,733
535,000	4.000		03/01/26	617,909
555,000	4.000		03/01/27	651,520
450,000	4.000	(b)	03/01/35	508,401
500,000	4.000	(b)	03/01/37	561,995
755,000	4.000	(b)	03/01/39	844,316

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	586,185
890,000	4.000		03/01/33	1,035,924

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,315,011
1,000,000	4.000	(b)	08/01/26	1,128,900

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,764,640
2,095,000	0.000		03/01/27	1,775,869

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
3,200,000	4.000		03/01/29	3,654,336

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(b)
1,810,000	4.000		04/01/32	1,987,054
1,800,000	4.000		04/01/33	1,962,720
1,800,000	4.000		04/01/34	1,959,750

Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	651,914
990,000	4.000	(b)	04/01/25	1,096,148

The accompanying notes are an integral part of these financial statements.	55

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(b)(d)
$ 460,000	1.310%	04/01/32	$460,000

			319,170,341

North Dakota(b) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600	07/01/28	2,388,910
530,000	3.150	01/01/36	545,184

			2,934,094

Pennsylvania – 1.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)(b)
1,000,000	5.000	10/01/25	1,033,820

Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(a)
4,709,000	0.000	04/15/20	4,670,716

			5,704,536

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375	04/01/26	1,614,600

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $342,551,793)			$357,556,428

Shares	Dividend Rate		Value

Investment Company – 1.7%
State Street Institutional US Government Money Market Fund — Premier Class
6,079,847	1.741%		$6,079,847
(Cost $6,079,847)

TOTAL INVESTMENTS – 99.4%
(Cost $348,631,640)			$363,636,275

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			2,202,931

NET ASSETS – 100.0%			$365,839,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Rate shown is that which is in effect on October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LLC	—LimitedLiability Company
Non-ACE	—Non-AdjustCurrent Earnings
Non-AMT	—Non-AlternativeMinimum Tax
NR	—Not Rated
SPA	—Stand-by Purchase Agreement

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

Lease	28.8%	25.0%
General Obligation	22.0	20.4
Education	11.7	11.6
Hospital	10.3	10.6
Limited Tax	7.3	7.3
Single Family Housing	4.6	6.3
Water/Sewer	3.5	3.6
Prerefunded/Escrow to Maturity	2.7	8.3
Power	2.2	1.0
Transportation	2.0	2.1
Investment Company	1.7	—
Crossover	1.2	1.2
Not For Profit	1.0	0.8
Multi Family Housing	0.3	0.7
Industrial Development Revenue/ Pollution Control Revenue	0.1	0.2
Repurchase Agreement	—	0.3

TOTAL INVESTMENTS	99.4%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2019 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review

November 1, 2018 - October 31, 2019	Fund Total Return(a)	Index Total Return(c)	Index

Kansas Tax-Free Intermediate Bond Fund	7.80%	8.64%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2019(b)

Standardized Average Annual Total Return through September 30, 2019(b)	One Year	Five Years	Ten Years

Kansas Tax-Free Intermediate Bond Fund(a)	7.13%	2.71%	3.15%

Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	7.86%	3.23%	3.79%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2009 through October 31, 2019.

Average Annual Total Return through October 31, 2019	One Year	Five Years	Ten Years

Kansas Tax-Free Intermediate Bond Fund(a)	7.80%	2.61%	3.28%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)

Kansas Tax-Free Intermediate Bond Fund	0.70%	0.77%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2019) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 100.5%
Alabama(a) – 1.2%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%	05/01/29	$845,947

Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000	12/01/35	1,095,720

			1,941,667

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000	01/01/25	452,471

California(b) – 2.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
670,000	0.000	07/01/27	579,918

Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000	08/01/28	1,700,940

San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	2,118,412

			4,399,270

Illinois – 1.4%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500	08/01/31	1,070,720

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
1,000,000	4.000	01/01/33	1,117,150

Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
30,000	0.000	11/01/19	30,000

			2,217,870

Indiana(a) – 1.1%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000	01/15/35	496,602

Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000	07/15/30	1,218,766

			1,715,368

Kansas – 85.2%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000	12/01/22	3,820,040

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
$ 560,000	5.000%		09/01/27	$689,136
585,000	5.000		09/01/28	730,308
415,000	5.000	(a)	09/01/29	514,704

Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	902,104

Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,017,882

Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,152,920
500,000	4.000		09/01/31	573,930

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,598,764
1,305,000	4.000	(a)	09/01/28	1,504,835

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,163,160

City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	685,566
650,000	4.000		12/01/30	739,011

City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	596,297

City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	770,091
740,000	4.000	(a)	09/01/28	853,901

City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,183,400

City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	598,485

City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	536,144
350,000	3.000		10/01/28	375,991
300,000	3.000		10/01/29	319,854

City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	254,455

City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
445,000	3.000		08/01/28	483,039
525,000	3.000		08/01/29	565,268

58	The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
$2,000,000	2.000%		08/15/28	$2,020,700

County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,172,274

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,658,795
1,000,000	5.000		08/01/44	1,214,860

Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)(d)
375,000	2.950		09/01/32	372,971

Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,856,418

Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,720,286

Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	2,020,226
750,000	5.000		09/01/40	876,368

Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,127,360

Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	428,579
310,000	5.000		12/01/37	365,493

Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	916,485

Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
1,000,000	4.000		09/01/32	1,136,650

Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,231,030
1,000,000	3.500	(a)	09/01/30	1,090,010

Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,118,250

Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,070,730

Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000		09/01/20	511,830

Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
225,000	4.000		10/01/23	225,513

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
$2,395,000	5.000%	10/01/22	$2,649,229

Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,648,860

Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000	09/01/27	531,940

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,134,980

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,147,990

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	722,534

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000	10/01/35	1,113,680

Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500	09/01/36	883,889

Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000	09/01/33	635,214
600,000	5.000	09/01/34	634,992

Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000	11/15/32	1,622,460

Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250	01/01/25	442,851

Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	529,694

Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,057,130
790,000	5.250	06/01/42	837,092

Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	501,350

Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,494,325
1,110,000	5.000	09/01/34	1,317,603

The accompanying notes are an integral part of these financial statements.	59

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
$1,465,000	5.000%	11/15/23	$1,466,729

Kansas State Development Finance Authority Hospital Revenue Bonds (Prefunded — Adventist Health System/Sunbelt) Series C (NR/NR)(a)(c)
20,000	5.500	11/15/19	20,025

Kansas State Development Finance Authority Hospital Revenue Bonds (Unrefunded — Adventist Health System/Sunbelt) Series C (AA/Aa2)(a)
980,000	5.500	11/15/23	981,303

Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,003,120

Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,001,180

Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,500,000
2,000,000	5.000	11/01/27	2,000,000

Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	725,368

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,990,697

Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,171,520

Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,111,720

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,460,784

Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,315,879
500,000	4.000	09/01/38	554,280

Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	532,660

Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	4.000	09/01/26	1,150,090

Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,629,889
1,180,000	3.000	09/01/28	1,232,286

Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	300,834
400,000	5.000	12/01/20	415,396

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
$1,930,000	4.000%		09/01/26	$2,057,168

Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	187,644

Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,939,178

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000		09/01/28	1,088,480
965,000	5.000		09/01/29	1,139,443

Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,200,060
1,000,000	4.000		10/01/31	1,205,560

Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000		11/01/32	25,074

Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000		11/01/32	1,026,409

Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	893,536
1,500,000	4.000		09/01/26	1,666,185

Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,673,705

Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,497,717

Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)(d)
300,000	3.000		09/01/26	323,727
715,000	4.000	(a)	09/01/29	827,899

Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,106,400

Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,158,650

Shawne County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	1,032,950

Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000		09/01/20	857,024

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	540,663

60	The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a) – (continued)
$1,000,000	4.000%	09/01/31	$1,112,180
1,065,000	5.000	09/01/32	1,260,587

Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	455,837
450,000	3.000	09/01/23	477,315
490,000	3.000	09/01/25	532,272

Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	698,574
650,000	4.000	09/01/30	751,959

Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,870,100

State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000	09/01/32	1,552,350

Topeka KS Combined Utility Revenue Bonds Series A (NR/Aa3)(a)
545,000	4.000	08/01/27	629,807

Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,012,890

Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	303,867
475,000	5.000	06/01/24	481,118

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)(a)
1,930,000	5.000	09/01/48	2,333,505

University of Kansas Hospital Authority (Refunding-Health Facilities) Revenue Bonds Series B (AA-/NR)(d)
1,500,000	5.000	03/01/28	1,873,980

Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	440,172
460,000	3.000	07/01/22	480,562

Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	706,407

Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	1,038,832

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)(a)
1,000,000	5.000	09/01/32	1,224,630

Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	466,423

Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000	10/01/29	1,821,862

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)
$ 525,000	5.000%	09/01/28	$575,657

Wyandotte County Kansas City Ksunif Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,155,030
1,000,000	4.250	09/01/39	1,081,150

Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000	09/01/37	1,029,040

Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa3)
1,405,000	4.000	09/01/20	1,437,652

Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A/NR)
1,400,000	5.000	09/01/20	1,442,812

			136,927,728

Massachusetts(a) – 0.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
75,000	5.300	01/01/30	75,486

Michigan(a) – 1.1%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,763,052

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	1,033,690

Ohio(a) – 1.5%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,083,140

Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,292,952

			2,376,092

Pennsylvania – 1.0%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)(a)
605,000	5.000	10/01/25	625,461

Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(b)
1,000,000	0.000	04/15/20	991,870

			1,617,331

The accompanying notes are an integral part of these financial statements.	61

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – 0.3%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
$ 500,000	3.375%	04/01/26	$538,200

Texas(a) – 1.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,156,370

Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,237,510

			2,393,880

Utah(a) – 1.4%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	702,938
1,000,000	3.000	04/01/35	1,036,570

Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	517,765

			2,257,273

Washington(a)(c) – 0.5%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (NR/A2)
750,000	5.250	07/01/20	770,197

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,105,790

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $154,588,229)			$161,585,365

Shares		Dividend Rate	Value

Investment Company – 0.9%
State Street Institutional US Government Money Market Fund — Premier Class
1,468,531		1.741%	$1,468,531
(Cost $1,468,531)

TOTAL INVESTMENTS – 101.4%
(Cost $156,056,760)			$163,053,896

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(2,322,774)

NET ASSETS – 100.0%			$160,731,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 10/31/19	AS OF 10/31/18

General Obligation	45.0%	40.1%
Lease	17.6	15.4
Hospital	10.2	8.3
Water/Sewer	6.0	6.0
Prerefunded/Escrow to Maturity	5.8	12.9
Education	4.8	5.1
Limited Tax	3.3	1.9
Power	3.0	1.7
Transportation	2.7	3.2
Single Family Housing	1.8	1.7
Investment Company	0.9	—
Crossover	0.3	0.4
Student	—	0.1
Treasuries	—	2.9
Repurchase Agreement	—	0.2

TOTAL INVESTMENTS	101.4%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2019

	Growth Fund	Value Fund	MidCap Growth Fund	Bond Fund
Assets:
Investments at value (identified cost $119,109,582, $251,045,627, $182,384,909 and $1,132,625,557, respectively)	$168,123,106	$285,796,318	$222,535,887	$1,191,866,674
Receivables:
Interest and dividends	42,740	428,891	55,044	7,369,877
Fund shares sold	226,909	1,097,734	338,143	1,607,750
Other	4,849	7,874	6,574	34,350

Total Assets	168,397,604	287,330,817	222,935,648	1,200,878,651

Liabilities:
Payables:
Dividends	—	—	—	2,173,620
Fund shares redeemed	16,733	54,640	8,297	251,318
Advisory fees	55,735	79,622	91,413	363,672
Deferred trustee fees	53,181	71,756	41,331	350,848
Administrative fees	20,204	34,363	26,980	146,891
Accrued expenses	72,690	108,626	71,099	212,499

Total Liabilities	218,543	349,007	239,120	3,498,848

Net Assets:
Paid-in capital	109,216,020	238,119,204	168,311,676	1,145,585,626
Total distributable earnings	58,963,041	48,862,606	54,384,852	51,794,177

Net Assets	$168,179,061	$286,981,810	$222,696,528	$1,197,379,803

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,493,453	9,111,498	5,074,967	58,532,776
Net asset value (net assets/shares outstanding)	$37.43	$31.50	$43.88	$20.46

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2019

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $58,064,301, $395,170,228, $348,631,640 and $156,056,760, respectively)	$59,422,754	$413,058,899	$363,636,275	$163,053,896
Receivables:
Interest and dividends	216,257	4,309,325	2,904,882	1,434,370
Fund shares sold	949	976,425	210,996	86,621
Investments sold	245,215	—	—	—
Reimbursement from Adviser	23,460	—	—	16,941
Other	1,995	12,004	10,579	4,746

Total Assets	59,910,630	418,356,653	366,762,732	164,596,574

Liabilities:
Payables:
Investments purchased on an extended settlement basis	—	3,510,071	—	3,386,235
Dividends	52,504	657,289	538,171	255,001
Fund shares redeemed	1,006,037	22,340	14,332	14,171
Advisory fees	25,360	117,017	106,980	60,479
Deferred trustee fees	49,417	108,870	118,564	45,748
Administrative fees	7,354	50,629	44,807	19,778
Accrued expenses	66,028	97,978	100,672	84,040

Total Liabilities	1,206,700	4,564,194	923,526	3,865,452

Net Assets:
Paid-in capital	62,439,803	393,994,650	353,714,527	153,911,870
Total distributable earnings (loss)	(3,735,873)	19,797,809	12,124,679	6,819,252

Net Assets	$58,703,930	$413,792,459	$365,839,206	$160,731,122

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,424,813	20,557,712	18,395,366	8,130,866
Net asset value (net assets/shares outstanding)	$17.14	$20.13	$19.89	$19.77

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2019

	Growth Fund	Value Fund	MidCap Growth Fund	Bond Fund
Investment Income:
Dividends	$1,976,290	$7,942,324	$2,150,232	$409,725
Interest	3,461	4,998	4,175	40,757,931

Total Investment Income	1,979,751	7,947,322	2,154,407	41,167,656

Expenses:
Advisory fees	580,365	740,208	939,633	4,108,701
Administration fees	210,382	357,767	274,294	1,629,047
Custody, accounting and administrative services	94,045	100,571	96,499	252,548
Transfer Agent fees	75,258	150,732	60,822	92,767
Professional fees	41,304	52,535	45,216	184,154
Registration fees	28,308	29,091	29,486	43,340
Shareholder servicing fees	22,206	273,992	36,884	465,455
Trustee fees	14,579	24,301	18,857	108,321
Printing and mailing fees	5,967	6,919	7,549	43,111
Other	19,089	25,113	21,529	76,763

Total Expenses	1,091,503	1,761,229	1,530,769	7,004,207
Less — expense reductions	—	(34,076)	—	—

Net Expenses	1,091,503	1,727,153	1,530,769	7,004,207

Net Investment Income	$888,248	$6,220,169	$623,638	$34,163,449

Realized and unrealized gain (loss)
Net realized gain	9,109,887	14,324,618	13,769,207	894,787
Net change in unrealized gain	16,695,958	14,044,958	18,303,980	80,084,677

Net realized and unrealized gain	25,805,845	28,369,576	32,073,187	80,979,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,694,093	$34,589,745	$32,696,825	$115,142,913

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2019

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$1,819,862	$10,774,627	$9,957,036	$4,474,826
Dividends	14,566	108,665	64,408	39,024

Total Investment Income	1,834,428	10,883,292	10,021,444	4,513,850

Expenses:
Advisory fees	339,792	1,323,143	1,213,810	689,953
Custody, accounting and administrative services	109,867	175,578	151,949	117,265
Administration fees	98,540	564,423	501,010	223,695
Shareholder servicing fees	34,796	18,563	103,590	30,207
Professional fees	32,138	72,892	76,049	51,681
Transfer Agent fees	32,111	39,759	53,462	32,912
Registration fees	26,871	35,630	32,560	29,131
Trustee fees	6,772	37,646	33,305	14,937
Printing and mailing fees	1,928	15,091	12,805	5,939
Other	15,678	33,255	31,731	20,132

Total Expenses	698,493	2,315,980	2,210,271	1,215,852
Less — expense reductions	(236,376)	—	—	(135,947)

Net Expenses	462,117	2,315,980	2,210,271	1,079,905

Net Investment Income	$1,372,311	$8,567,312	$7,811,173	$3,433,945

Realized and unrealized gain (loss)
Net realized gain (loss)	(143,045)	1,478,453	940,419	168,322
Net change in unrealized gain	1,948,557	22,601,410	17,398,500	7,872,076

Net realized and unrealized gain	1,805,512	24,079,863	18,338,919	8,040,398

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,177,823	$32,647,175	$26,150,092	$11,474,343

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations:
Net investment income	$888,248	$822,328	$6,220,169	$5,995,713
Net realized gain	9,109,887	10,175,736	14,324,618	19,764,273
Net change in unrealized gain (loss)	16,695,958	537,567	14,044,958	(10,709,381)

Net increase in net assets resulting from operations	26,694,093	11,535,631	34,589,745	15,050,605

Distributions to Shareholders:

From distributable earnings	(10,962,638)	(6,575,305)	(26,253,766)	(30,012,642)

From Share Transactions:
Proceeds from sales of shares	46,446,484	20,191,185	92,248,719	37,893,508
Reinvestment of distributions	3,506,471	2,055,410	12,844,437	15,981,071
Cost of shares redeemed	(21,273,028)	(20,740,048)	(47,636,049)	(68,478,764)

Net increase (decrease) in net assets resulting from share transactions	28,679,927	1,506,547	57,457,107	(14,604,185)

TOTAL INCREASE (DECREASE)	44,411,382	6,466,873	65,793,086	(29,566,222)

Net Assets:
Beginning of year	123,767,679	117,300,806	221,188,724	250,754,946

End of year	$168,179,061	$123,767,679	$286,981,810	$221,188,724

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	MidCap Growth Fund		Bond Fund
	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations:
Net investment income	$623,638	$701,081	$34,163,449	$32,534,402
Net realized gain	13,769,207	14,485,824	894,787	1,608,401
Net change in unrealized gain (loss)	18,303,980	(5,015,150)	80,084,677	(53,608,161)

Net increase (decrease) in net assets resulting from operations	32,696,825	10,171,755	115,142,913	(19,465,358)

Distributions to Shareholders:

From distributable earnings	(15,147,303)	(10,351,268)	(36,117,722)	(35,191,863)

From Share Transactions:
Proceeds from sales of shares	63,051,963	28,200,978	208,987,812	225,636,108
Reinvestment of distributions	2,943,603	2,080,020	8,838,942	8,486,779
Cost of shares redeemed	(22,567,243)	(18,921,644)	(194,375,265)	(162,880,541)

Net increase in net assets resulting from share transactions	43,428,323	11,359,354	23,451,489	71,242,346

TOTAL INCREASE	60,977,845	11,179,841	102,476,680	16,585,125

Net Assets:
Beginning of year	161,718,683	150,538,842	1,094,903,123	1,078,317,998

End of year	$222,696,528	$161,718,683	$1,197,379,803	$1,094,903,123

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations:
Net investment income	$1,372,311	$1,388,607	$8,567,312	$7,823,016
Net realized gain (loss)	(143,045)	(484,024)	1,478,453	471,403
Net change in unrealized gain (loss)	1,948,557	(1,335,108)	22,601,410	(12,992,777)

Net increase (decrease) in net assets resulting from operations	3,177,823	(430,525)	32,647,175	(4,698,358)

Distributions to Shareholders:

From distributable earnings	(1,490,983)	(1,559,449)	(9,018,330)	(8,343,609)

From Share Transactions:
Proceeds from sales of shares	17,845,619	16,994,231	77,541,416	75,177,523
Reinvestment of distributions	662,024	677,010	329,208	261,061
Cost of shares redeemed	(33,030,664)	(43,152,596)	(49,950,844)	(38,569,260)

Net increase (decrease) in net assets resulting from share transactions	(14,523,021)	(25,481,355)	27,919,780	36,869,324

TOTAL INCREASE (DECREASE)	(12,836,181)	(27,471,329)	51,548,625	23,827,357

Net Assets:
Beginning of year	71,540,111	99,011,440	362,243,834	338,416,477

End of year	$58,703,930	$71,540,111	$413,792,459	$362,243,834

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations:
Net investment income	$7,811,173	$8,427,510	$3,433,945	$3,159,648
Net realized gain	940,419	174,412	168,322	226,514
Net change in unrealized gain (loss)	17,398,500	(12,282,620)	7,872,076	(4,827,635)

Net increase (decrease) in net assets resulting from operations	26,150,092	(3,680,698)	11,474,343	(1,441,473)

Distributions to Shareholders:

From distributable earnings	(7,784,178)	(8,401,906)	(3,417,665)	(3,145,311)

From Share Transactions:
Proceeds from sales of shares	60,746,649	56,679,475	27,143,394	26,979,044
Reinvestment of distributions	944,160	1,104,145	262,003	283,506
Cost of shares redeemed	(54,018,331)	(50,191,431)	(22,226,243)	(15,735,787)

Net increase in net assets resulting from share transactions	7,672,478	7,592,189	5,179,154	11,526,763

TOTAL INCREASE (DECREASE)	26,038,392	(4,490,415)	13,235,832	6,939,979

Net Assets:
Beginning of year	339,800,814	344,291,229	147,495,290	140,555,311

End of year	$365,839,206	$339,800,814	$160,731,122	$147,495,290

70	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	Growth Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$34.61	$33.21	$27.83	$29.44	$34.95

Net investment income(a)	0.21	0.23	0.24	0.28	0.23

Net realized and unrealized gain	5.69	3.04	6.77	1.26	2.37

Total from investment operations	5.90	3.27	7.01	1.54	2.60

Distributions to shareholders from net investment income	(0.22)	(0.23)	(0.24)	(0.21)	(0.25)

Distributions to shareholders from net realized gains	(2.86)	(1.64)	(1.39)	(2.94)	(7.86)

Total distributions	(3.08)	(1.87)	(1.63)	(3.15)	(8.11)

Net asset value, end of year	$37.43	$34.61	$33.21	$27.83	$29.44
Total return(b)	19.10%	10.23%	26.67%	5.64%	8.51%

Net assets, end of year (in 000s)	$168,179	$123,768	$117,301	$88,227	$75,447

Ratio of net expenses to average net assets	0.75%	0.76%	0.78%	0.82%	1.04%

Ratio of total expenses to average net assets	0.75%	0.76%	0.78%	0.82%	1.04%

Ratio of net investment income to average net assets	0.61%	0.67%	0.81%	1.01%	0.79%

Portfolio turnover rate	39%	45%	34%	37%	40%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	71

COMMERCE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Value Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$30.97	$33.02	$29.98	$31.65	$32.50

Net investment income(a)	0.76	0.81	0.87	0.77	0.86

Net realized and unrealized gain	3.32	1.20	3.63	1.58	0.06

Total from investment operations	4.08	2.01	4.50	2.35	0.92

Distributions to shareholders from net investment income	(0.79)	(0.80)	(0.87)	(0.76)	(0.85)

Distributions to shareholders from net realized gains	(2.76)	(3.26)	(0.59)	(3.26)	(0.92)

Total distributions	(3.55)	(4.06)	(1.46)	(4.02)	(1.77)

Net asset value, end of year	$31.50	$30.97	$33.02	$29.98	$31.65
Total return(b)	14.65%	6.22%	15.29%	8.48%	2.88%

Net assets, end of year (in 000s)	$286,982	$221,189	$250,755	$273,983	$199,796

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.71%	0.79%	0.74%	0.74%	0.73%

Ratio of net investment income to average net assets	2.52%	2.56%	2.73%	2.61%	2.70%

Portfolio turnover rate	36%	49%	47%	41%	33%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	MidCap Growth Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$40.44	$40.46	$34.64	$36.10	$38.82

Net investment income(a)	0.14	0.18	0.20	0.21	0.16

Net realized and unrealized gain	7.00	2.58	7.43	1.21	2.39

Total from investment operations	7.14	2.76	7.63	1.42	2.55

Distributions to shareholders from net investment income	(0.17)	(0.20)	(0.18)	(0.12)	(0.05)

Distributions to shareholders from net realized gains	(3.53)	(2.58)	(1.63)	(2.76)	(5.22)

Total distributions	(3.70)	(2.78)	(1.81)	(2.88)	(5.27)

Net asset value, end of year	$43.88	$40.44	$40.46	$34.64	$36.10
Total return(b)	19.76%	7.04%	23.03%	4.24%	7.02%

Net assets, end of year (in 000s)	$222,697	$161,719	$150,539	$106,270	$67,451

Ratio of net expenses to average net assets	0.81%	0.83%	0.82%	0.87%	1.03%

Ratio of total expenses to average net assets	0.81%	0.83%	0.82%	0.87%	1.03%

Ratio of net investment income to average net assets	0.33%	0.44%	0.55%	0.62%	0.44%

Portfolio turnover rate	53%	71%	58%	39%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	73

COMMERCE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Bond Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$19.05	$20.04	$20.22	$19.96	$20.43

Net investment income(a)	0.60	0.59	0.60	0.61	0.64

Net realized and unrealized gain (loss)	1.45	(0.94)	(0.12)	0.33	(0.34)

Total from investment operations	2.05	(0.35)	0.48	0.94	0.30

Distributions to shareholders from net investment income	(0.64)	(0.64)	(0.65)	(0.66)	(0.70)

Distributions to shareholders from net realized gains	—	—	(0.01)	(0.02)	(0.07)

Total distributions	(0.64)	(0.64)	(0.66)	(0.68)	(0.77)

Net asset value, end of year	$20.46	$19.05	$20.04	$20.22	$19.96
Total return(b)	10.90%	(1.80)%	2.44%	4.79%	1.49%

Net assets, end of year (in 000s)	$1,197,380	$1,094,903	$1,078,318	$1,098,321	$981,447

Ratio of net expenses to average net assets	0.62%	0.66%	0.66%	0.67%	0.68%

Ratio of total expenses to average net assets	0.62%	0.66%	0.66%	0.67%	0.68%

Ratio of net investment income to average net assets	3.04%	3.00%	2.99%	3.05%	3.18%

Portfolio turnover rate	16%	17%	26%	17%	21%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Short Term Government Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$16.73	$17.11	$17.34	$17.43	$17.54

Net investment income(a)	0.34	0.28	0.22	0.21	0.17

Net realized and unrealized gain (loss)	0.44	(0.35)	(0.17)	(0.02)	(0.04)

Total from investment operations	0.78	(0.07)	0.05	0.19	0.13

Distributions to shareholders from net investment income	(0.37)	(0.31)	(0.28)	(0.28)	(0.24)

Net asset value, end of year	$17.14	$16.73	$17.11	$17.34	$17.43
Total return(b)	4.73%	(0.38)%	0.31%	1.09%	0.81%

Net assets, end of year (in 000s)	$58,704	$71,540	$99,011	$107,942	$103,997

Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.03%	0.92%	0.88%	0.88%	0.83%

Ratio of net investment income to average net assets	2.02%	1.64%	1.28%	1.21%	0.97%

Portfolio turnover rate	30%	17%	21%	35%	68%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	75

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	National Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$18.92	$19.63	$19.84	$19.54	$19.45

Net investment income(a)	0.43	0.43	0.43	0.43	0.42

Net realized and unrealized gain (loss)	1.23	(0.68)	(0.12)	0.30	0.09

Total from investment operations	1.66	(0.25)	0.31	0.73	0.51

Distributions to shareholders from net investment income	(0.43)	(0.43)	(0.43)	(0.43)	(0.42)

Distributions to shareholders from net realized gains	(0.02)	(0.03)	(0.09)	—	—

Total distributions	(0.45)	(0.46)	(0.52)	(0.43)	(0.42)

Net asset value, end of year	$20.13	$18.92	$19.63	$19.84	$19.54
Total return(b)	8.89%	(1.31)%	1.62%	3.76%	2.63%

Net assets, end of year (in 000s)	$413,792	$362,244	$338,416	$328,038	$286,406

Ratio of net expenses to average net assets	0.59%	0.59%	0.61%	0.62%	0.64%

Ratio of total expenses to average net assets	0.59%	0.59%	0.61%	0.62%	0.64%

Ratio of net investment income to average net assets	2.20%	2.21%	2.22%	2.17%	2.16%

Portfolio turnover rate	29%	33%	37%	27%	36%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Missouri Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$18.84	$19.52	$19.68	$19.53	$19.52

Net investment income(a)	0.44	0.47	0.48	0.47	0.47

Net realized and unrealized gain (loss)	1.05	(0.68)	(0.16)	0.15	0.01

Total from investment operations	1.49	(0.21)	0.32	0.62	0.48

Distributions to shareholders from net investment income	(0.44)	(0.47)	(0.48)	(0.47)	(0.47)

Net asset value, end of year	$19.89	$18.84	$19.52	$19.68	$19.53
Total return(b)	7.98%	(1.09)%	1.70%	3.21%	2.48%

Net assets, end of year (in 000s)	$365,839	$339,801	$344,291	$346,467	$310,149

Ratio of net expenses to average net assets	0.64%	0.63%	0.64%	0.64%	0.65%

Ratio of total expenses to average net assets	0.64%	0.63%	0.64%	0.64%	0.65%

Ratio of net investment income to average net assets	2.26%	2.46%	2.50%	2.40%	2.43%

Portfolio turnover rate	25%	18%	15%	21%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	77

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Kansas Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of year	$18.75	$19.35	$19.57	$19.46	$19.39

Net investment income(a)	0.43	0.42	0.43	0.42	0.43

Net realized and unrealized gain (loss)	1.02	(0.60)	(0.22)	0.11	0.06

Total from investment operations	1.45	(0.18)	0.21	0.53	0.49

Distributions to shareholders from net investment income	(0.43)	(0.42)	(0.43)	(0.42)	(0.42)

Net asset value, end of year	$19.77	$18.75	$19.35	$19.57	$19.46
Total return(b)	7.80%	(0.94)%	1.09%	2.74%	2.57%

Net assets, end of year (in 000s)	$160,731	$147,495	$140,555	$137,306	$117,537

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.79%	0.77%	0.81%	0.81%	0.83%

Ratio of net investment income to average net assets	2.23%	2.21%	2.22%	2.14%	2.21%

Portfolio turnover rate	14%	8%	17%	11%	13%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

78	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2019

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income, Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.   Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price and are generally classified as Level 2.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2019

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2019:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$162,535,949	$—	$—
Exchange Traded Fund	3,451,044	—	—
Investment Company	2,136,113	—	—

Total	$168,123,106	$—	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$271,644,860	$—	$—
Exchange Traded Fund	9,755,250	—	—
Investment Company	4,396,208	—	—

Total	$285,796,318	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$212,532,952	$—	$—
Exchange Traded Fund	7,381,854	—	—
Investment Company	2,621,081	—	—

Total	$222,535,887	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$500,696,362	$—
Mortgage-Backed Obligations	—	260,408,026	—
Asset-Backed Securities	—	215,255,492	—
Municipal Bond Obligations	—	102,674,007	—
U.S. Treasury and/or Other U.S. Government Agencies	86,239,582	17,272,527	—
Investment Company	9,320,678	—	—

Total	$95,560,260	$1,096,306,414	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,397,288	$—
Mortgage-Backed Obligations	—	33,894,376	—
U.S. Treasury and/or Other U.S. Government Agencies	7,014,298	15,259,982	—
Investment Company	856,810	—	—

Total	$7,871,108	$51,551,646	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$412,204,945	$—
Investment Company	853,954	—	—

Total	$853,954	$412,204,945	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2019

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$357,556,428	$—
Investment Company	6,079,847	—	—

Total	$6,079,847	$357,556,428	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$161,585,365	$—
Investment Company	1,468,531	—	—

Total	$1,468,531	$161,585,365	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2019, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.37%, 0.50%, 0.34%, 0.35% and 0.45%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B. Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), and Commerce serve as Co-Administrators of the Trust pursuant to a Co-Administration

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.025% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C. Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2020. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2019.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization. For the fiscal year ended October 31, 2019, Commerce Bank an affiliate of the Adviser, received $77,562 in shareowner servicing fees.

E. Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2019

5. PORTFOLIO SECURITIES TRANSACTIONS

The costs of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2019, was as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$74,051,751	$—	$56,411,858

Value	—	120,891,627	—	88,047,626

MidCap Growth	—	126,516,984	—	98,449,246

Bond	60,394,583	175,472,215	22,084,269	156,170,624

Short-Term Government	20,092,974	—	32,455,663	2,348,756

National Tax-Free Intermediate Bond	—	141,042,238	—	111,703,038

Missouri Tax-Free Intermediate Bond	—	85,836,390	—	85,550,476

Kansas Tax-Free Intermediate Bond	—	32,736,472	—	20,770,084

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2019 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$2,887,326	$6,449,812	$4,531,023	$36,117,722
Net long-term capital gains	8,075,312	19,803,954	10,616,279	—
Total taxable distributions	$10,962,638	$26,253,766	$15,147,302	$36,117,722

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,490,983	$415,561	$317,917	$76,060
Net long-term capital gains	—	465,255	—	—
Total taxable distributions	1,490,983	880,816	317,917	76,060
Total tax-exempt income distributions	$—	$8,137,514	$7,466,261	$3,341,605
The tax character of distributions paid during the fiscal year ended October 31, 2018 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$1,693,926	$5 ,963,887	$2 ,494,526	$35,191,863
Net long-term capital gains	4,881,379	24,048,755	7,856,742	—
Total taxable distributions	$6,575,305	$30,012,642	$10,351,268	$35,191,863

COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,559,449	$331,120	$18,336	$17,775
Net long-term capital gains	—	534,418	—	—
Total taxable distributions	1,559,449	865,538	18,336	17,775
Total tax-exempt income distributions	$—	$7,478,071	$8,383,570	$3,127,536

As of October 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$901,722	$1,585,807	$2,426,388	$2,455,079
Undistributed long-term capital gains	9,094,762	12,685,062	11,853,618	—
Total undistributed earnings	$9,996,484	$14,270,869	$14,280,006	$2,455,079
Capital loss carryforward	—	—	—	(3,229,031)
Timing differences (distributions payable, deferred compensation)	(40,237)	(65,943)	(38,732)	(2,466,038)
Unrealized gains (losses) — net	49,006,794	34,657,680	40,143,578	55,034,167
Total accumulated gains (losses) — net	$58,963,041	$48,862,606	$54,384,852	$51,794,177

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income —net	$165,065	$355,450	$—	$—
Undistributed tax-exempt income	—	1,166,451	689,970	324,703
Undistributed long-term capital gains	—	1,121,151	—	—
Total undistributed earnings	$165,065	$2,643,052	$689,970	$324,703
Capital loss carryforward	(5,157,656)	—	(3,072,742)	(245,766)
Timing differences (distributions payable, deferred compensation)	(80,042)	(736,073)	(619,918)	(287,977)
Unrealized gains (losses) — net	$1,336,760	$17,890,830	$15,127,369	$7,028,292
Total accumulated gains (losses) — net	$(3,735,873)	$19,797,809	$12,124,679	$6,819,252

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:(1)(2)
Perpetual Short-term	$(387,008)	$(514,293)	$(417,774)	$—
Perpetual Long-term	(2,842,023)	(4,643,363)	(2,654,968)	(245,776)
Total capital loss carryforwards:	$(3,229,031)	$(5,157,656)	$(3,072,742)	$(245,776)

(1)	Expiration occurs on October 31 of the year indicated. Short-Term Government Fund had a capital loss carry forward of $375,119 that expired in the current fiscal year.

(2)	The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds utilized $939,182 and $175,548, respectively, of capital losses in the current fiscal year.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2019

6. TAX INFORMATION (continued)

As of October 31, 2019, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$119,116,312	$251,138,638	$182,392,309	$1,136,832,507
Gross unrealized gain	49,998,850	41,571,066	44,600,106	63,436,257
Gross unrealized loss	(992,056)	(6,913,386)	(4,456,528)	(8,402,090)
Net unrealized security gain	$49,006,794	$34,657,680	$40,143,578	$55,034,167

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$58,085,994	$395,168,069	$348,508,906	$156,025,604
Gross unrealized gain	1,499,677	17,949,913	15,306,825	7,120,553
Gross unrealized loss	(162,917)	(59,083)	(179,456)	(92,261)
Net unrealized security gain	$1,336,760	$17,890,830	$15,127,369	$7,028,292

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

The Commerce Short-Term Government Fund reclassed $375,119 from paid in capital to distributable earnings for the year ending October 31, 2019. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from expired capital loss carryforwards.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a

COMMERCE FUNDS

7. OTHER RISKS (continued)

prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversification Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2019

7. OTHER RISKS (continued)

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update ASU 2017-08—Receivables— Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 08”). The amendments in the ASU 08 shorten the amortization period for certain callable debt securities held at a premium, by requiring amortization to the earliest call date. ASU 08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. GSAM and Commerce are currently evaluating the impact, if any, of the amendments.

10. SUBSEQUENT EVENTS

Effective November 13, 2019, GSAM’s fee received for services rendered under the Co-Administration Agreement was reduced from 0.025% to 0.0175%. This reduction correlates to a change in certain services previously performed by GSAM that have been subsequently outsourced to a third party.

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	1,435,623	583,548
Reinvestment of distributions	114,471	63,113
Shares redeemed	(632,744)	(602,764)

Net Increase	917,350	43,897

	Value Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	3,141,884	1,202,012
Reinvestment of distributions	449,519	509,370
Shares redeemed	(1,622,403)	(2,163,529)

Net Increase (Decrease)	1,969,000	(452,147)

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	1,567,135	687,173
Reinvestment of distributions	82,049	52,801
Shares redeemed	(572,763)	(462,469)

Net Increase	1,076,421	277,505

	Bond Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	10,557,791	11,553,547
Reinvestment of distributions	444,510	434,821
Shares redeemed	(9,933,288)	(8,340,634)

Net Increase	1,069,013	3,647,734

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	1,053,150	1,007,390
Reinvestment of distributions	38,905	40,144
Shares redeemed	(1,943,531)	(2,559,623)

Net Decrease	(851,476)	(1,512,089)

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2019

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	3,945,791	3,895,625
Reinvestment of distributions	16,700	13,530
Shares redeemed	(2,551,185)	(1,999,541)

Net Increase	1,411,306	1,909,614

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	3,104,366	2,948,018
Reinvestment of distributions	48,245	57,611
Shares redeemed	(2,793,097)	(2,610,437)

Net Increase	359,514	395,192

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	1,398,891	1,414,687
Reinvestment of distributions	13,449	14,883
Shares redeemed	(1,149,868)	(824,243)

Net Increase	262,472	605,327

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

The Commerce Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Growth Fund, The Value Fund, The MidCap Growth Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund, and The Kansas Tax-Free Intermediate Bond Fund (the Funds), each a series of The Commerce Funds, including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Commerce investment companies since 1994.

Boston, Massachusetts

December 19, 2019

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019, which represents a period of 184 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/19	Ending Account Value 10/31/19		Expenses Paid for the 6 months ended 10/31/19*	Beginning Account Value 5/1/19	Ending Account Value 10/31/19		Expenses Paid for the 6 months ended 10/31/19*	Beginning Account Value 5/1/19	Ending Account Value 10/31/19		Expenses Paid for the 6 months ended 10/31/19*	Beginning Account Value 5/1/19	Ending Account Value 10/31/19		Expenses Paid for the 6 months ended 10/31/19*

Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,053.50		$3.93	$1,000.00	$1,049.00		$3.62	$1,000.00	$1,032.20		$4.15	$1,000.00	$1,053.70		$3.21
Hypothetical 5% return	1,000.00	1,021.37	+	3.87	1,000.00	1,021.68	+	3.57	1,000.00	1,021.12	+	4.13	1,000.00	1,022.08	+	3.16

	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,022.90		$3.47	$1,000.00	$1,033.00		$3.07	$1,000.00	$1,028.70		$3.27	$1,000.00	$1,027.30		$3.58
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,022.18	+	3.06	1,000.00	1,021.98	+	3.26	1,000.00	1,021.68	+	3.57

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.76%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.60
MidCap Growth	0.81	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.62	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years; unless the Board, in its discretion, votes to retain a trustee or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 76	Lead Independent Trustee	25 years	Emeritus Professor, International Center for Automotive Research, Clemson University, since 2016; Consultant, Ewing Marion Kauffman Foundation, since 2017; Professor, International Center for Automotive Research, Clemson University, from 2004 to 2016; Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, from July 1996 to July 2004.	8	Director, Great Plains Energy Inc., from 1994 to 2018.

*Scott D. Monette c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 58	Trustee	Since August 2017	Chief Executive Officer, Big Heart Wines LLC, since 2013; Director, Spartan Light Metal Products, Inc., since 2014; Chief Financial Officer, from 2011 to 2013, Corporate Vice President, Treasurer and Corporate Development Officer, from 2001 to 2011, Ralcorp Holdings, Inc. (food manufacturing).	8	None

**Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 72	Trustee	16 years	Retired. Former Partner and Managing Partner of KPMG LLP until September 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (industrial distributor of products and services in North America), since 2013.

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Independent Trustees (continued)

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Erika Z. Schenk c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 47	Trustee	Since August 2017	General Counsel and Vice President of Compliance, World Wide Technology, Inc., (technology solutions and services) since 2014; Senior Counsel, The Boeing Company (aerospace manufacturing), from 2011 to 2014.	8	None

James M. Snowden, Jr. c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 76	Trustee	9 years	Executive Vice President, Huntleigh Securities Corporation, since 1995.	8	None

***V. Raymond Stranghoener c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 68	Trustee and Chairman	Since February 2018	Chairman, since 2018, Chairman and CEO, from 2016 to 2018, President and CEO, from 1999 to 2016, Commerce Trust Company.	8	None

[1]

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee dies, resigns or is removed by at least two-thirds of the Board in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years, unless the Board, in its discretion, votes to retain a Trustee; or (d) the Trust terminates.

[2]	The “Fund Complex” consists of the Trust.

[3]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*

Mr. Monette has obtained a $1.5 million line of credit from Commerce Bank, N.A. (“Commerce Bank”), a subsidiary of Commerce Bancshares, the parent company of the Adviser, for purposes of his business. The line of credit is secured by assets in a trust owned by Mr. Monette’s wife. The largest amount of the loan outstanding during the two most recently completed calendar years was $200,458, and the amount outstanding as of December 31, 2018 was $0. The line of credit and its terms, including the rate of interest, were negotiated at arms’ length and are consistent with the terms and pricing of other similar lines of credit extended by Commerce Bank, and Mr. Monette was not provided with any preferential terms. For this reason, Mr. Monette is not considered to have a material business or professional relationship with the Adviser or its affiliates.

**

Mr. Peffer serves as an independent director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $375,000 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the 1940 Act as a result of the Transaction.

***	Mr. Stranghoener is an interested person of the Trust because he is the Chairman of CTC, an affiliate of the Adviser, and Commerce Bancshares, the parent company of the Adviser. In addition, Mr. Stranghoener owns shares of Commerce Bancshares. Mr. Stranghoener was elected as Chair of the Board as of January 1, 2019, to succeed Mr. Galt upon his retirement from the Board.

COMMERCE FUNDS

Officers

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 59	President	11 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Vice President, Commerce Bank, since 1998; President, The Commerce Funds, since May 2008.

Laura Spidle Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 50	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Since August 2017	Compliance Manager, American Century Investments, 2004-2017.

Peter W. Fortner Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 61	Chief Accounting Officer and Treasurer	12 years	Vice President, Goldman Sachs & Co. LLC, since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000; Treasurer of the Goldman Sachs Philanthropy Fund, since September 2019.

Philip V. Giuca, Jr. Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 57	Assistant Treasurer	21 years	Managing Director, Goldman Sachs & Co. LLC, since January 2014; Vice President, Goldman Sachs & Co. LLC, May 1992 to December 2013; Assistant Secretary, The Goldman Sachs Group Inc., and Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since 2000.

Joseph McClain Goldman Sachs & Co. LLC 200 West Street New York, NY 10282 Age: 35	Assistant Secretary	Since November 2017	Vice President and Assistant General Counsel, Goldman Sachs Asset Management, since February 2016; Associate, Dechert LLP, April 2012 to January 2016.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 52	Vice President	11 years	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, from November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

COMMERCE FUNDS

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

The Commerce Funds (continued)

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2019, 54.78%, 96.33%, and 38.94% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2019, 55.14%, 100%, and 37.80% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, and National Tax-Free Intermediate Bond Funds designate $8,075,312, $19,803,954, $10,616,279, and $465,255, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2019.

During the year ended October 31, 2019, 95.14%, 95.92%, and 97.77%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2019, the Growth and Mid Cap Growth Funds designate $2,074,010 and $3,836,772, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2019, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR Commerce Investment Advisors, Inc. 922 Walnut Street, 4th Floor Kansas City, Missouri 64106 CO-ADMINISTRATOR Goldman Sachs Asset Management, L.P. 200 West Street New York, New York 10282 CUSTODIAN/ACCOUNTING AGENT State Street Bank & Trust Company 1 Lincoln Street Boston, Massachusetts 02111 TRANSFER AGENT SS&C Technologies Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02167 DISTRIBUTOR Goldman Sachs & Co. LLC 200 West Street New York, New York 10282 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Two Financial Center 60 South Street Boston, Massachusetts 02111 LEGAL COUNSEL Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, Pennsylvania 19103-6996 IMPORTANT INFORMATION This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money. The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC. The Commerce Funds file their complete schedule of portfolio holdings with the SEC for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. The Funds’ schedule of portfolio holdings for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES V. Raymond Stranghoener Chairman David L. Bodde Lead Independent Trustee Scott D. Monette Charles W. Peffer Erika Z. Schenk James M. Snowden, Jr. OFFICERS William Schuetter President Laura Spidle Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary Jeffrey Bolin Vice President Peter W. Fortner Chief Accounting Officer Treasurer Philip V. Giuca Jr. Assistant Treasurer Joseph McClain Assistant Secretary COMMERCE FUNDS 922 Walnut Street, 4th Floor Kansas City, MO 64106 www.commercefunds.com 1-800-995-6365 commerce funds 187095-OTU-1104162

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 13(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Scott D. Monette is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $157,550 and $152,600 for fiscal years ended October 31, 2019 and 2018, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $47,240 and $45,880 for the fiscal years ended October 31, 2019 and 2018, respectively. Tax fees for the fiscal years ended October 31, 2019 and 2018 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $313,143 and $349,470 for the fiscal years ended October 31, 2019 and 2018, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 7, 2020

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 7, 2020